                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                  811-2071

Exact name of registrant as specified in charter:    Delaware Group Income Funds

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               Richelle S. Maestro, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             July 31

Date of reporting period:                            April 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE CORPORATE BOND FUND
----------------------------

April 30, 2005

                                                                                             PRINCIPAL              MARKET
                                                                                             AMOUNT (U.S. $)|_|     VALUE (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 0.41%
Freddie Mac
   Series 2890 PC 5.00% 7/15/30                                                                  $1,095,000             $1,099,064
   Series 2075 PK 6.25% 8/15/27                                                                      21,854                 21,830
GNMA Series 2003-5 B 4.486% 10/16/25                                                                250,000                249,494
                                                                                                                        ----------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,374,710)                                                       1,370,388
                                                                                                                        ==========

AGENCY MORTGAGE-BACKED SECURITIES-0.27%
Fannie Mae S.F. 30 yr TBA 5.00% 6/1/35                                                              930,000                918,666
                                                                                                                        ----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $915,905)                                                                    918,666
                                                                                                                        ==========

ASSET-BACKED SECURITIES- 0.96%
#Countrywide Asset-Backed Certificates Series 2004-1Net Interest Margin 144A 6.00% 5/25/34          124,276                125,067
#GSAA Trust Series 2004-4N 144A 6.25% 5/25/34                                                       247,535                247,381
Mid-State Trust
   Series 11 A1 4.864% 7/15/38                                                                      140,413                136,206
   Series 2004-1 A 6.005% 8/15/37                                                                   249,871                252,790
oResidential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31                              790,000                790,332
#Sharp Net Interest Margin Trust 144A
   Series 2003-HE1N 6.90% 11/25/33                                                                   62,702                 62,736
   Series 2004-2N 7.00% 1/25/34                                                                     161,845                161,845
   Series 2004-IM1N N1 6.85% 3/25/34                                                                145,242                145,242
#Sierra Receivables Funding Company Series 2003-1A 144A 3.09% 1/15/14                               166,543                163,156
#Sky Financial Medical Loan Securitization 2002-A A2 144A 6.705% 7/16/18                            550,000                574,300
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31                                       600,893                564,694
                                                                                                                        ----------
TOTAL ASSET-BACKED SECURITIES (COST $3,236,139)                                                                          3,223,749
                                                                                                                        ==========

COLLATERALIZED BOND OBLIGATIONS- 0.83%
@=#Alliance Capital Funding Series 1 A3 144A 5.84% 2/15/10                                          115,703                115,703
@=oAres Leveraged Investment Fund Series 2 B2 7.914% 10/31/05                                     1,680,000              1,680,000
@=#Juniper CBO 1999-1A A1 144A 6.83% 4/15/11                                                        697,933                709,275
@=#Putnam CBO II Series 1A A1 144A 6.875% 11/8/09                                                   301,263                308,023
                                                                                                                        ----------
TOTAL COLLATERALIZED BOND OBLIGATIONS (COST $2,742,779)                                                                  2,813,001
                                                                                                                        ==========

COLLATERALIZED DEBT OBLIGATIONS- 0.26%
@=#Magnetite Asset Investor Series 3 C1 144A 8.786% 1/31/08                                         500,000                514,700
@=#Sankaty Market Value CDO Series 3 B1 144A 7.379% 4/30/09                                         360,000                370,332
                                                                                                                        ----------
TOTAL COLLATERALIZED DEBT OBLIGATIONS (COST $909,325)                                                                      885,032
                                                                                                                        ==========

COMMERCIAL MORTGAGE-BACKED SECURITIES- 1.17%
Bank of America Commercial Mortgage Series 2005-1 A3 4.877% 11/10/42                                870,000                884,382
#Bear Stearns Commercial Mortgage Securities 144A Series 2004-ESA E 5.064% 5/14/16                  855,000                867,816
oJ.P. Morgan Chase Commercial Mortgage Securities Series 2002-C2 A2 5.05% 12/12/34                  620,000                632,734
LB-UBS Commercial Mortgage Trust Series 2005-C2 A2 4.821% 4/15/30                                   820,000                831,975
#Merrill Lynch Mortgage Trust 2002-MW1 J 144A 5.695% 7/12/34                                        130,000                126,233
#Tower Series 2004-2A A 144A 4.232% 12/15/14                                                        615,000                605,553
                                                                                                                        ----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $3,925,608)                                                            3,948,693
                                                                                                                        ==========

CORPORATE BONDS- 76.53%
Banking - 4.71%
#Banco Santander 144A
   o3.31% 12/9/09                                                                                   625,000                625,367
   5.375% 12/9/14                                                                                 1,400,000              1,422,166
Citigroup
   5.875% 2/22/33                                                                                   560,000                589,268
   6.625% 6/15/32                                                                                   330,000                380,685
Deutsche Bank Financial 5.375% 3/2/15                                                               740,000                769,041
Fifth Third Bank 4.75% 2/1/15                                                                     1,675,000              1,662,480
Frost National Bank 6.875% 8/1/11                                                                   115,000                127,704
HSBC Bank USA 3.875% 9/15/09                                                                        755,000                737,637
#Mizuho Finance Group 144A 5.79% 4/15/14                                                          1,205,000              1,248,768
PNC Funding 5.25% 11/15/15                                                                          440,000                449,817
Popular North America 4.25% 4/1/08                                                                  650,000                650,189

Popular North America Capital Trust I 6.564% 9/15/34                                                895,000                978,174
o#Rabobank Capital Funding II 144A 5.26% 12/29/49                                                 1,410,000              1,422,914
oRBS Capital Trust I 4.709% 12/29/49                                                                525,000                507,058
o#Skandinaviska Enskilda 144A 8.125% 9/29/49                                                        550,000                578,338
#TuranAlem Finance BV 144A 7.875% 6/2/10                                                          1,460,000              1,470,950
o#United Overseas Bank 144A 5.375% 9/3/19                                                           945,000                953,344
oWells Fargo 3.15% 9/28/07                                                                        1,305,000              1,307,087
                                                                                                                        ----------
                                                                                                                        15,880,987
                                                                                                                        ----------
Basic Industries - 4.15%
Abitibi-Consolidated 6.95% 12/15/06                                                               1,397,000              1,407,478
Barrick Gold 5.80% 11/15/34                                                                       1,550,000              1,591,306
IMC Global 7.375% 8/1/18                                                                            300,000                310,500
Ispat Inland 9.75% 4/1/14                                                                         1,360,000              1,560,600
Lubrizol 4.625% 10/1/09                                                                           2,045,000              2,028,846
Newmont Gold 8.91% 1/5/09                                                                           140,387                149,136
Newmont Mining 5.875% 4/1/35                                                                      1,645,000              1,657,152
Norske Skog 8.625% 6/15/11                                                                          675,000                691,875
Placer Dome 6.45% 10/15/35                                                                        1,275,000              1,403,714
Sherwin-Williams 6.85% 2/1/07                                                                       681,000                711,203
Smurfit Capital Funding 6.75% 11/20/05                                                              370,000                371,850
Temple-Inland 5.003% 5/17/07                                                                        825,000                833,021
Witco
   6.875% 2/1/26                                                                                    425,000                410,125
   7.75% 4/1/23                                                                                     825,000                853,875
                                                                                                                        ----------
                                                                                                                        13,980,681
                                                                                                                        ----------
Brokerage - 3.07%
Amvescap 4.50% 12/15/09                                                                           2,185,000              2,173,400
Goldman Sachs Group
   5.25% 10/15/13                                                                                 1,855,000              1,884,263
   6.125% 2/15/33                                                                                   755,000                801,042
   6.345% 2/15/34                                                                                 2,420,000              2,542,049
Merrill Lynch 5.00% 1/15/15                                                                         500,000                501,680
Morgan Stanley
   o3.02% 11/24/06                                                                                1,160,000              1,162,107
   4.75% 4/1/14                                                                                     895,000                866,607
   5.30% 3/1/13                                                                                     405,000                414,529
                                                                                                                        ----------
                                                                                                                        10,345,677
                                                                                                                        ----------
Capital Goods - 1.41%
Allied Waste North America 9.25% 9/1/12                                                             727,000                770,620
o#Bombardier Capital 144A 5.314% 5/30/13                                                          1,540,000              1,539,446
#Lone Star Industries 144A 8.85% 6/15/05                                                            560,000                563,970
#Sealed Air 144A
   5.375% 4/15/08                                                                                   400,000                407,929
   5.625% 7/15/13                                                                                   370,000                377,263
United Technologies 5.40% 5/1/35                                                                    920,000                923,395
York International 6.625% 8/15/06                                                                   165,000                170,102
                                                                                                                        ----------
                                                                                                                         4,752,725
                                                                                                                        ----------
Communications - 14.69%
AT&T Wireless Services
   7.875% 3/1/11                                                                                    725,000                835,141
   8.75% 3/1/31                                                                                   2,355,000              3,221,451
BellSouth 4.20% 9/15/09                                                                           2,140,000              2,116,304
British Telecommunications 8.875% 12/15/30                                                        1,825,000              2,499,644
Citizens Communications
   7.625% 8/15/08                                                                                   915,000                949,313
   9.25% 5/15/11                                                                                    655,000                712,313
Comcast 7.05% 3/15/33                                                                             2,330,000              2,732,009
Comcast Cable Communications Holdings 8.375% 3/15/13                                              1,300,000              1,580,574
#COX Communications 144A 4.625% 1/15/10                                                           2,145,000              2,115,433
CSC Holdings
   8.125% 8/15/09                                                                                   730,000                751,900
   10.50% 5/15/16                                                                                   420,000                460,950
GTE Hawaiian Telephone 7.375% 9/1/06                                                                620,000                627,694
#Hanarotelecom 144A 7.00% 2/1/12                                                                    950,000                911,867
#Intelsat Bermuda 144A
   o7.805% 1/15/12                                                                                1,155,000              1,163,663
   8.25% 1/15/13                                                                                    730,000                739,125
InterActiveCorp
   6.75% 11/15/05                                                                                   260,000                263,419
   7.00% 1/15/13                                                                                  1,175,000              1,249,355

MCI
   6.908% 5/1/07                                                                                  1,520,000              1,546,600
   7.688% 5/1/09                                                                                    670,000                693,450
News America 6.20% 12/15/34                                                                       2,475,000              2,505,524
#Qwest 144A 7.875% 9/1/11                                                                         1,815,000              1,851,300
SBC Communications
   4.125% 9/15/09                                                                                 2,700,000              2,657,958
   6.15% 9/15/34                                                                                  2,525,000              2,628,995
Sprint Capital
   4.78% 8/17/06                                                                                    665,000                669,774
   6.375% 5/1/09                                                                                    320,000                340,845
   8.375% 3/15/12                                                                                   800,000                948,629
   8.75% 3/15/32                                                                                  2,555,000              3,446,234
#Telecom Italia Capital 144A 4.00% 1/15/10                                                          425,000                410,985
Telefonos de Mexico 4.50% 11/19/08                                                                1,830,000              1,806,918
Time Warner Entertainment 8.375% 3/15/23                                                          1,650,000              2,081,249
Verizon Global 7.75% 12/1/30                                                                      2,305,000              2,877,107
Vodafone Group 5.00% 12/16/13                                                                     2,115,000              2,143,261
                                                                                                                        ----------
                                                                                                                        49,538,984
                                                                                                                        ----------
Consumer Cyclical - 8.54%
ArvinMeritor 6.625% 6/15/07                                                                         765,000                749,700
Boyd Gaming 9.25% 8/1/09                                                                            190,000                201,400
oCentex 2.993% 8/1/07                                                                               705,000                706,353
Corrections Corporation of America 7.50% 5/1/11                                                     665,000                689,106
CVS 4.00% 9/15/09                                                                                   595,000                586,198
oDaimlerChrysler NA Holding 3.45% 9/10/07                                                           915,000                906,414
DR Horton 5.25% 2/15/15                                                                           1,225,000              1,148,053
Ford Motor 7.45% 7/16/31                                                                          3,175,000              2,615,650
Ford Motor Credit
   5.625% 10/1/08                                                                                 1,075,000              1,014,702
   5.70% 1/15/10                                                                                  1,260,000              1,139,936
   7.00% 10/1/13                                                                                  1,700,000              1,532,297
oGeneral Motors Acceptance Corporation 4.10% 7/16/07                                              1,935,000              1,813,203
Hilton Hotels 7.625% 5/15/08                                                                      1,070,000              1,159,242
Johnson Controls 5.00% 11/15/06                                                                   1,208,000              1,221,840
#Jones Apparel 144A
   4.25% 11/15/09                                                                                 1,420,000              1,366,423
   6.125% 11/15/34                                                                                  805,000                763,040
Kohl's 7.25% 6/1/29                                                                                 425,000                512,898
oLiberty Media 4.51% 9/17/06                                                                      2,655,000              2,687,151
Limited Brands
   5.25% 11/1/14                                                                                    465,000                444,407
   6.95% 3/1/33                                                                                   1,790,000              1,847,035
Lodgenet Entertainment 9.50% 6/15/13                                                                235,000                253,800
May Department Stores 3.95% 7/15/07                                                               1,625,000              1,610,167
MGM MIRAGE 9.75% 6/1/07                                                                             475,000                514,188
Michaels Stores 9.25% 7/1/09                                                                        385,000                407,138
Office Depot 6.25% 8/15/13                                                                        1,055,000              1,112,335
Time Warner 8.18% 8/15/07                                                                         1,670,000              1,805,192
                                                                                                                        ----------
                                                                                                                        28,807,868
                                                                                                                        ----------
Consumer Non-Cyclical - 6.18%
Altria Group 7.65% 7/1/08                                                                         1,040,000              1,138,019
#Amgen 144A 4.00% 11/18/09                                                                          295,000                290,486
Archer-Daniels-Midland 7.00% 2/1/31                                                                 750,000                927,287
Great Atlantic & Pacific Tea 7.75% 4/15/07                                                        1,045,000              1,055,450
HCA 5.50% 12/1/09                                                                                   575,000                573,363
#Johnson (SC) & Son 144A 5.75% 2/15/33                                                              515,000                528,344
Kraft Foods
   4.125% 11/12/09                                                                                1,755,000              1,725,156
   5.25% 6/1/07                                                                                     750,000                764,742
   5.25% 10/1/13                                                                                    775,000                794,816
   5.625% 11/1/11                                                                                   670,000                703,735
Medco Health Solutions 7.25% 8/15/13                                                              1,430,000              1,591,983
MedPartners 7.375% 10/1/06                                                                        2,090,000              2,170,988
Merck 5.95% 12/1/28                                                                               1,260,000              1,366,765
#Miller Brewing 144A 4.25% 8/15/08                                                                  725,000                718,353
Pilgrim's Pride 9.625% 9/15/11                                                                      680,000                746,300
Schering-Plough
   5.55% 12/1/13                                                                                    370,000                384,610
   6.75% 12/1/33                                                                                    565,000                657,591
Universal 6.50% 2/15/06                                                                             370,000                377,089

UST 6.625% 7/15/12                                                                                1,415,000              1,585,520
#WellPoint 144A
   3.75% 12/14/07                                                                                   975,000                963,747
   4.25% 12/15/09                                                                                 1,335,000              1,318,166
Wyeth 5.50% 2/1/14                                                                                  430,000                447,356
                                                                                                                        ----------
                                                                                                                        20,829,866
                                                                                                                        ----------
Electric - 13.93%
Alabama Power 5.875% 12/1/22                                                                      1,520,000              1,629,186
Avista
   7.75% 1/1/07                                                                                   1,380,000              1,458,118
   9.75% 6/1/08                                                                                   1,510,000              1,733,512
oAvista Capital Trust III 6.50% 4/1/34                                                              835,000                856,495
CenterPoint Energy Houston Electric 5.60% 7/1/23                                                  1,850,000              1,893,625
Cleveland Electric Illuminating 7.88% 11/1/17                                                       200,000                244,273
#Detroit Edison 144A 4.80% 2/15/15                                                                1,350,000              1,336,619
Dominion Resources
   6.30% 3/15/33                                                                                  1,640,000              1,742,113
   7.195% 9/15/14                                                                                 1,430,000              1,652,115
Duke Capital
   4.331% 11/16/06                                                                                  800,000                801,841
   5.668% 8/15/14                                                                                 1,920,000              1,978,228
FPL Group Capital 4.086% 2/16/07                                                                    980,000                978,871
Monongahela Power 5.00% 10/1/06                                                                     315,000                318,958
National Rural Utilities Cooperative Finance 3.875% 2/15/08                                       1,540,000              1,526,718
Northern States Power 2.875% 8/1/06                                                               1,100,000              1,084,815
Pacific Gas & Electric 6.05% 3/1/34                                                               7,425,000              7,961,878
Peco Energy 5.95% 11/1/11                                                                         2,050,000              2,200,463
o#Pinnacle West Energy 144A 3.63% 4/1/07                                                            790,000                790,062
#Power Contract Financing 144A
   5.20% 2/1/06                                                                                     634,733                640,714
   6.256% 2/1/10                                                                                  1,164,000              1,209,396
Progress Energy 6.75% 3/1/06                                                                        850,000                869,258
PSEG Energy Holdings 7.75% 4/16/07                                                                1,340,000              1,380,200
oSCANA 3.109% 3/1/08                                                                              1,575,000              1,577,090
Southern California Edison
   o3.075% 12/13/07                                                                                 760,000                759,739
   6.00% 1/15/34                                                                                  1,675,000              1,814,422
TECO Energy 7.20% 5/1/11                                                                          1,255,000              1,333,438
TNP Enterprises 10.25% 4/1/10                                                                       770,000                814,275
#TXU 144A
   4.80% 11/15/09                                                                                 2,230,000              2,188,115
   5.55% 11/15/14                                                                                 2,095,000              2,023,148
TXU Energy 7.00% 3/15/13                                                                          1,965,000              2,184,324
                                                                                                                        ----------
                                                                                                                        46,982,009
                                                                                                                        ----------
Energy - 4.93%
#Canadian Oil Sands 144A 4.80% 8/10/09                                                              280,000                280,505
ConocoPhillips 5.90% 10/15/32                                                                     1,150,000              1,250,050
EnCana 6.50% 8/15/34                                                                              2,000,000              2,259,304
Halliburton 5.50% 10/15/10                                                                          915,000                953,446
Kerr-McGee 7.875% 9/15/31                                                                           680,000                685,255
Naftogaz Ukrainy 8.125% 9/30/09                                                                   1,700,000              1,755,080
Nexen 5.875% 3/10/35                                                                                975,000                943,111
Petroleum Geo-Services 8.00% 11/5/06                                                                335,704                343,257
SEACOR 7.20% 9/15/09                                                                                820,000                876,467
oSecunda International 11.141% 9/1/12                                                               700,000                689,500
Smith International 7.00% 9/15/07                                                                 1,555,000              1,639,707
Tesoro Petroleum 8.00% 4/15/08                                                                    1,270,000              1,336,675
Tyumen Oil 11.00% 11/6/07                                                                           930,000              1,034,811
USX 9.125% 1/15/13                                                                                  600,000                762,579
Westar Energy 6.00% 7/1/14                                                                        1,250,000              1,345,806
Western Oil Sands 8.375% 5/1/12                                                                     425,000                473,769
                                                                                                                        ----------
                                                                                                                        16,629,322
                                                                                                                        ----------
Finance - 2.03%
#Berkshire Hathaway Finance 144A
   o3.18% 1/11/08                                                                                   830,000                830,914
   4.125% 1/15/10                                                                                 1,905,000              1,879,525
Capital One Bank 5.75% 9/15/10                                                                      885,000                925,232
#Mantis Reef 144A 4.799% 11/3/09                                                                  1,755,000              1,747,850
MBNA 5.00% 6/15/15                                                                                  700,000                682,345
o#Premium Asset Trust Series 2005-2 144A 2.95% 2/2/07                                               795,000                794,038
                                                                                                                        ----------
                                                                                                                         6,859,904
                                                                                                                        ----------

Insurance - 6.42%
Aspen Insurance 6.00% 8/15/14                                                                     1,030,000              1,061,317
#Farmers Exchange Capital 144A 7.05% 7/15/28                                                      1,417,000              1,501,448
#Farmers Insurance Exchange 144A
   6.00% 8/1/14                                                                                     625,000                643,101
   8.625% 5/1/24                                                                                  1,170,000              1,447,247
#Liberty Mutual 144A
   5.75% 3/15/14                                                                                  1,030,000              1,030,271
   7.00% 3/15/34                                                                                  1,310,000              1,357,186
Marsh & McLennan
   o3.28% 7/13/07                                                                                 1,270,000              1,262,461
   5.375% 3/15/07                                                                                 2,145,000              2,183,447
   5.875% 8/1/33                                                                                  1,910,000              1,809,295
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                   1,160,000              1,435,252
o#oNorth Front Pass-Through Trust 144A 5.81% 12/15/24                                             3,850,000              3,955,429
#oOil Insurance 144A 5.15% 8/15/33                                                                2,535,000              2,562,596
o#oTwin Reefs Pass-Through Trust 144A 3.91% 12/31/49                                              1,400,000              1,408,086
                                                                                                                       -----------
                                                                                                                        21,657,136
                                                                                                                       -----------
Natural Gas - 3.58%
Atmos Energy
   o3.516% 10/15/07                                                                               1,600,000              1,603,152
   4.00% 10/15/09                                                                                   660,000                643,678
Enterprise Products Operating
   4.00% 10/15/07                                                                                   590,000                579,563
   4.625% 10/15/09                                                                                1,290,000              1,271,140
#Gulf South Pipeline 144A 5.05% 2/1/15                                                            1,570,000              1,588,524
KeySpan Gas East 6.90% 1/15/08                                                                      725,000                774,575
Northern Border Pipeline 6.25% 5/1/07                                                               700,000                726,123
Sempra Energy
   o3.318% 5/21/08                                                                                  835,000                837,902
   4.75% 5/15/09                                                                                    735,000                737,099
Texas Eastern Transmission 5.25% 7/15/07                                                            615,000                626,653
Valero Logistics Operations 6.05% 3/15/13                                                         1,680,000              1,786,505
#Williams Gas Pipelines Central 144A 7.375% 11/15/06                                                850,000                892,345
                                                                                                                       -----------
                                                                                                                        12,067,259
                                                                                                                       -----------
Real Estate - 0.60%
Developers Diversified Realty 4.625% 8/1/10                                                       2,055,000              2,017,260
                                                                                                                       -----------
                                                                                                                         2,017,260
                                                                                                                       -----------
Technology - 1.03%
Motorola
   4.608% 11/16/07                                                                                1,400,000              1,410,690
   7.625% 11/15/10                                                                                1,805,000              2,054,394
                                                                                                                       -----------
                                                                                                                         3,465,084
                                                                                                                       -----------
Transportation - 1.26%
American Airlines 6.817% 5/23/11                                                                  1,165,000              1,086,904
Continental Airlines 6.503% 6/15/11                                                               1,590,000              1,520,911
oCSX 3.05% 8/3/06                                                                                   380,000                380,916
#Erac USA Finance 144A 7.35% 6/15/08                                                              1,160,000              1,259,216
                                                                                                                       -----------
                                                                                                                         4,247,947
                                                                                                                       -----------
TOTAL CORPORATE BONDS (COST $256,399,149)                                                                              258,062,709
                                                                                                                       ===========

FOREIGN AGENCIES- 1.26%
Canada Housing Trust No 1 3.75% 3/15/10                                             CAD           1,596,000              1,268,264
Oesterreichesche Kontrollbank 1.80% 3/22/10                                         JPY         153,000,000              1,558,598
Pemex Project Funding Master Trust 6.125% 8/15/08                                   USD           1,370,000              1,411,100
                                                                                                                       -----------
TOTAL FOREIGN AGENCIES (COST $4,281,148)                                                                                 4,237,962
                                                                                                                       ===========

MUNICIPAL BONDS- 3.96%
American Eagle Northwest 4.97% 12/15/18                                                             455,000                454,258
California State 5.00% 2/1/33                                                                       480,000                495,197
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                              1,125,000              1,189,890
Colorado Department of Transportation Revenue 5.00% 12/15/13 (FGIC)                               1,390,000              1,542,747
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                                    710,000                764,478
Golden State, California Tobacco Securitization Corporation Settlement Revenue
   Series B 5.625% 6/1/38                                                                           365,000                395,269
Illinois State Taxable Pension 5.10% 6/1/33                                                       1,840,000              1,829,034
New York State Sales Tax Asset Receivables 5.25% 10/15/27 (AMBAC)                                   640,000                700,640
New York State Urban Development Corporate 5.25% 3/15/34 (FGIC)                                   1,195,000              1,283,920
Oregon State Taxable Pension 5.892% 6/1/27                                                        1,255,000              1,388,946
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series I 5.25% 7/1/33      1,865,000              1,984,919

West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                                              175,000                182,100
   6.07% 7/1/26                                                                                     575,000                616,619
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)                                 475,000                512,117
                                                                                                                        ----------
TOTAL MUNICIPAL BONDS (COST $12,791,952)                                                                                13,340,134
                                                                                                                        ==========
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 0.89%
oMASTR Adjustable Rate Mortgage Trust Series 2004-10 2A2 5.029% 10/25/34                            720,544                729,457
oWashington Mutual Series 2005-AR3 A1 4.657% 3/25/35                                              2,286,179              2,280,214
                                                                                                                        ----------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $3,024,822)                                                   3,009,671
                                                                                                                        ==========

oSENIOR SECURED LOANS- 1.40%
@CenterPoint Energy Bank Loan 12.75% 11/12/05                                                     1,000,000              1,040,000
@Dex Media West Loan Tranche B 3.86% 9/14/10                                                      1,166,533              1,181,114
@Qwest Communications Bank Loan
   Tranche A 6.50% 6/30/07                                                                        1,250,000              1,287,500
   Tranche B 6.95% 6/30/10                                                                        1,250,000              1,212,500
                                                                                                                        ----------
TOTAL SENIOR SECURED LOANS (COST $4,690,883)                                                                             4,721,114
                                                                                                                        ==========
SOVEREIGN DEBT- 5.99%
El Salvador - 0.25%
Republic of El Salvador 8.25% 4/10/32                                               USD             795,000                826,281
                                                                                                                        ----------
                                                                                                                           826,281
                                                                                                                        ----------
Germany - 1.31%
Deutsche Bundesrepublik 5.00% 7/4/11                                                EUR           1,705,000              2,441,405
Siberian Oil 10.75% 1/15/09                                                         USD           1,775,000              1,983,030
                                                                                                                        ----------
                                                                                                                         4,424,435
                                                                                                                        ----------
Italy - 0.84%
Italy Buoni Poliennali Del Tesoro 4.25% 2/1/15                                      EUR           2,082,000              2,835,977
                                                                                                                        ----------
                                                                                                                         2,835,977
                                                                                                                        ----------
Mexico - 0.42%
Mexico Government 6.75% 9/27/34                                                     USD           1,405,000              1,402,893
                                                                                                                        ----------
                                                                                                                         1,402,893
                                                                                                                        ----------
Norway - 0.91%
Norwegian Government 5.00% 5/15/15                                                  NOK          17,600,000              3,069,285
                                                                                                                        ----------
                                                                                                                         3,069,285
                                                                                                                        ----------
Poland - 0.13%
Poland Government 6.00% 5/24/09                                                     PLZ           1,447,000                440,831
                                                                                                                        ----------
                                                                                                                           440,831
                                                                                                                        ----------
Russia - 0.22%
o@Russian Paris Club Participation Note 1.925% 8/20/20                              JPY          84,702,198                738,388
                                                                                                                        ----------
                                                                                                                           738,388
                                                                                                                        ----------
Sweden - 0.68%
Swedish Government 5.00% 12/1/20                                                    SEK          13,870,000              2,300,756
                                                                                                                        ----------
                                                                                                                         2,300,756
                                                                                                                        ----------
United Kingdom - 0.99%
U.K. Treasury
   8.00% 9/27/13                                                                    GBP             721,000              1,707,280
   8.00% 6/7/21                                                                     GBP             610,000              1,622,851
                                                                                                                        ----------
                                                                                                                         3,330,131
                                                                                                                        ----------
Venezuela - 0.24%
Venezuela Government International 9.375% 1/13/34                                   USD             825,000                817,988
                                                                                                                        ----------
                                                                                                                           817,988
                                                                                                                        ----------
TOTAL SOVEREIGN DEBT (COST $20,112,961)                                                                                 20,186,965
                                                                                                                        ==========

SUPRANATIONAL BANKS- 0.26%
Inter-American Development Bank 1.90% 7/8/09                                        JPY          85,000,000                866,743
                                                                                                                        ----------
TOTAL SUPRANATIONAL BANKS (COST $877,278)                                                                                  866,743
                                                                                                                        ==========

U.S. TREASURY OBLIGATIONS- 3.40%
8U.S. Treasury Bonds 5.375% 2/15/31                                                 USD             610,000                689,157
U.S. Treasury Inflation Index Notes 1.625% 1/15/15                                                1,461,518              1,466,029
U.S. Treasury Notes
   2.00% 8/31/05                                                                                  3,875,000              3,863,651
   3.375% 2/28/07                                                                                 2,190,000              2,180,933
   4.00% 3/15/10                                                                                    815,000                818,948
   4.00% 4/15/10                                                                                    780,000                783,839
   4.00% 2/15/15                                                                                  1,700,000              1,672,973
                                                                                                                        ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $11,442,468)                                                                      11,475,530
                                                                                                                        ==========

                                                                                                 NUMBER OF
                                                                                                 SHARES
PREFERRED STOCK- 0.20%
Nexen 7.35%                                                                                          25,430                 662,706
                                                                                                                       ------------
TOTAL PREFERRED STOCK (COST $670,134)                                                                                       662,706
                                                                                                                       ============

WARRANTS- 0.00%
+#Solutia144A, exercise price $7.59, expiration date 7/15/09                                            615                       0
                                                                                                                       ------------
TOTAL WARRANTS (COST $52,353)                                                                                                     0
                                                                                                                       ============

                                                                                                   PRINCIPAL
                                                                                                   AMOUNT

REPURCHASE AGREEMENTS- 1.14%
With BNP Paribas 2.84% 5/2/05
(dated 4/29/05, to be repurchased at $2,088,494,
collateralized by $307,000 U.S. Treasury
Bills due 8/11/05, market value $304,762,
$304,000 U.S. Treasury Bills due 8/18/05,
market value $301,592 and $1,538,000 U.S. Treasury
Bills due 8/25/05, market value $1,523,620)                                                       2,088,000               2,088,000

With UBS Warburg 2.82% 5/2/05
(dated 4/29/05, to be repurchased at $1,751,411,
collateralized by $347,000 U.S. Treasury Notes
1.50% due 3/31/06, market value $341,536,
$307,000 U.S. Treasury Notes 2.25% due 4/30/06,
market value $307,330, $934,000
U.S. Treasury Notes 2.75% due 6/30/06, market
value $936,442 and $204,000 U.S. Treasury
Notes 2.375% due 8/15/06, market value $202,560)                                                  1,751,000               1,751,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (COST $3,839,000)                                                                             3,839,000
                                                                                                                       ============

TOTAL MARKET VALUE OF SECURITIES - 98.93%
   (cost $331,286,614)                                                                                                  333,562,063
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.07%                                                       3,601,091
                                                                                                                       ============
NET ASSETS APPLICABLE TO 58,549,438 SHARES OUTSTANDING - 100.00%                                                       $337,163,154
                                                                                                                       ============

iPrincipal amount shown is stated in the currency in which each foreign bond is denominated.

CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
NOK - Norwegian Kroner
PLZ - Polish Zloty
SEK - Swedish Kroner
USD - U.S. Dollar

oSenior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
+Non-income producing security for the period ended April 30, 2005.
#Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 5 in "Notes."
=Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes." At April 30, 2005, 6 securities were fair valued which represented 1.10% of the Fund's net assets.
@Illiquid security. See Note 5 in "Notes." At April 30, 2005, 11 securities were deemed illiquid which represented 2.72% of the Fund's net assets.
oVariable rate notes. The interest rate shown is the rate as of April 30, 2005. 8Fully or partially pledged as collateral for financial futures contracts.
oPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

SUMMARY OF ABBREVIATIONS
AMBAC - Insured by the AMBAC Assurance Corporation
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
S.F. - Single Family
TBA - To be announced
yr - Year

The following foreign currency exchange contracts and futures contracts were outstanding at April 30, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                                           UNREALIZED
    CONTRACTS TO                                                                          APPRECIATION
  RECEIVE (DELIVER)                      IN EXCHANGE FOR             SETTLEMENT DATE     (DEPRECIATION)
  -----------------                      ---------------             ---------------     --------------
     (903,040) British Pounds              US$(1,697,065)                5/27/05           $ (23,227)
     (825,100) British Pounds              US$(1,549,224)                5/27/05             (22,592)
      181,369  European Monetary Units        US$236,242                 5/20/05              (2,725)
     (892,628) European Monetary Units     US$(1,162,300)                5/20/05              13,023
   (2,181,000) European Monetary Units     US$(2,930,610)                5/27/05             121,947
  (19,707,600) Norwegian Kroner            US$(3,237,122)                5/27/05             112,828
     (750,392) Polish Zloty                  US$(232,503)                5/20/05               7,507
                                                                                            --------
                                                                                            $206,761
                                                                                            ========

FUTURES CONTRACTS(2)

                                                                                                                     UNREALIZED
                                               NOTIONAL                NOTIONAL                                     APPRECIATION
CONTRACTS TO BUY (SELL)                     COST (PROCEEDS)             VALUE              EXPIRATION DATE         (DEPRECIATION)
-----------------------                     ---------------          -----------           ---------------         --------------
182 U.S. Treasury 10 year Note                $20,185,090            $20,278,781                6/05                   $93,691
(44) U.S. Treasury Long Bond                   (5,016,651)            (5,053,125)               6/05                   (36,474)
                                                                                                                       -------
                                                                                                                       $57,217
                                                                                                                       =======

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1)See Note 3 in "Notes."
(2)See Note 4 in "Notes."

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Income Funds - Delaware Corporate Bond Fund (the "Fund").

SECURITY VALUATION- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not readily available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS- Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At April 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                 $331,401,309
Aggregate unrealized appreciation                5,960,072
Aggregate unrealized depreciation               (3,799,318)
                                              ------------
Net unrealized appreciation                   $  2,160,754
                                              ============

3. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

4. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

5. CREDIT AND MARKET RISK
The Fund may invest in high-yield fixed-income securities, which carry ratings of BB or lower by Standard and Poor's Rating Group and/or Ba or lower by Moody's Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At April 30, 2005, Rule 144A securities represented approximately 18.29% of total net assets. Rule 144A securities comprising 0.60% of total net assets have been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Directors has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities have been denoted in the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE DELCHESTER FUND
------------------------

April 30, 2005

                                                                                                     PRINCIPAL           MARKET
                                                                                                     AMOUNT              VALUE
                                                                                                     (U.S.$)             (U.S.$)
COLLATERALIZED BOND OBLIGATIONS- 0.30%
@=o#Merrill Lynch CBO VII Series 1997-C3 144A 3.428% 3/23/08                                          $1,047,664        $   372,305
@=South Street CBO Series 1999-1A A1 7.16% 7/1/11                                                        566,422            573,480
                                                                                                                        -----------
TOTAL COLLATERALIZED BOND OBLIGATIONS (COST $1,107,352)                                                                     945,785
                                                                                                                        ===========
COMMERCIAL MORTGAGE-BACKED SECURITIES- 0.88%
#Meristar Commercial Mortgage Trust Series 1999-C1 C 144A 8.29% 3/3/16                                 2,500,000          2,734,616
                                                                                                                        -----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $2,787,305)                                                             2,734,616
                                                                                                                        ===========

CORPORATE BONDS- 92.24%
Basic Materials - 13.67%
Abitibi-Consolidated 6.95% 12/15/06                                                                      437,000            440,278
BCP Caylux Holdings 9.625% 6/15/14                                                                       887,000            982,353
#Boise Cascade 144A 7.125% 10/15/14                                                                    1,380,000          1,317,900
Bowater 9.50% 10/15/12                                                                                 3,055,000          3,177,200
Fort James 7.75% 11/15/23                                                                              3,598,000          3,831,869
*#Huntsman International 144A 7.375% 1/1/15                                                            1,895,000          1,899,738
*Lyondell Chemical 9.875% 5/1/07                                                                          10,000             10,300
MDP Acquisitions 9.625% 10/1/12                                                                        2,750,000          2,736,250
*Nalco 8.875% 11/15/13                                                                                 1,570,000          1,617,100
#NewPage 144A 10.00% 5/1/12                                                                            1,350,000          1,323,000
Norske Skog Canada 8.625% 6/15/11                                                                      2,225,000          2,280,625
#Novelis 144A 7.25% 2/15/15                                                                            1,815,000          1,765,088
#Port Townsend Paper 144A 12.00% 4/15/11                                                               2,660,000          2,540,300
Potlatch 12.50% 12/1/09                                                                                2,545,000          3,178,503
Rhodia
   *8.875% 6/1/11                                                                                      1,470,000          1,381,800
   *10.25% 6/1/10                                                                                      1,390,000          1,480,350
Smurfit Capital Funding 7.50% 11/20/25                                                                 2,085,000          1,980,750
++Solutia 6.72% 10/15/37                                                                               3,320,000          2,739,000
Stone Container 9.75% 2/1/11                                                                           2,840,000          2,989,100
Tembec Industries
   *8.50% 2/1/11                                                                                       1,255,000            966,350
   8.625% 6/30/09                                                                                      2,650,000          2,146,500
Witco
   6.875% 2/1/26                                                                                       1,520,000          1,466,800
   7.75% 4/1/23                                                                                          350,000            362,250
                                                                                                                        -----------
                                                                                                                         42,613,404
                                                                                                                        -----------
Capital Goods - Manufacturing - 6.85%
*Anchor Glass 11.00% 2/15/13                                                                           2,235,000          1,821,525
*Armor Holdings 8.25% 8/15/13                                                                          2,520,000          2,683,800
*#Graham Packaging 144A 9.875% 10/15/14                                                                1,815,000          1,742,400
Interface 10.375% 2/1/10                                                                               2,470,000          2,655,250
Interline Brands 11.50% 5/15/11                                                                        2,971,000          3,372,085
#Lone Star Industries 144A 8.85% 6/15/05                                                               1,680,000          1,691,911
!Mueller Holdings 14.75% 4/15/14                                                                       2,965,000          1,986,550
*#Park-Ohio Industries 144A 8.375% 11/15/14                                                            1,345,000          1,217,225
Radnor Holdings
   o9.891% 4/15/09                                                                                     1,390,000          1,383,050
   *11.00% 3/15/10                                                                                       915,000            613,050
Trimas 9.875% 6/15/12                                                                                  2,205,000          2,182,950
                                                                                                                        -----------
                                                                                                                         21,349,796
                                                                                                                        -----------
Consumer Cyclical - 18.24%
#Accuride 144A 8.50% 2/1/15                                                                            2,425,000          2,291,625
Adesa 7.625% 6/15/12                                                                                   1,270,000          1,244,600
!Advanced Accessory Holdings 13.25% 12/15/11                                                             595,000            133,875
*Advanced Accessory Systems 10.75% 6/15/11                                                             1,790,000          1,279,850
Ameristar Casinos 10.75% 2/15/09                                                                         685,000            748,363
++Avado Brands 9.75% 6/1/06                                                                            1,540,000            223,300

*#Buhrmann US 144A 7.875% 3/1/15                                                                         685,000            671,300
#Carrols 144A 9.00% 1/15/13                                                                            1,075,000          1,107,250
Corrections Corporation of America 7.50% 5/1/11                                                        2,300,000          2,383,375
*#Denny's 144A 10.00% 10/1/12                                                                          1,850,000          1,905,500
*Foster Wheeler 10.359% 9/15/11                                                                        1,462,500          1,528,313
Gaylord Entertainment 8.00% 11/15/13                                                                   1,155,000          1,166,550
*#Grupo Transportation Ferroviaria 144A 9.375% 5/1/12                                                  2,195,000          2,216,950
!#H-Lines Finance Holding 144A 11.00% 4/1/13                                                           2,445,000          1,900,988
#Horizon Lines 144A 9.00% 11/1/12                                                                      2,235,000          2,363,513
Kansas City Southern Railway 9.50% 10/1/08                                                             2,275,000          2,462,688
#Knowledge Learning 144A 7.75% 2/1/15                                                                  1,425,000          1,360,875
#Landry's Restaurant 144A 7.50% 12/15/14                                                               3,280,000          3,066,799
#Loehmanns Capital 144A 13.00% 10/1/11                                                                   525,000            519,750
Mandalay Resort Group 10.25% 8/1/07                                                                      170,000            187,425
MGM MIRAGE 9.75% 6/1/07                                                                                1,505,000          1,629,163
O'Charleys 9.00% 11/1/13                                                                               2,525,000          2,714,374
OMI 7.625% 12/1/13                                                                                     2,430,000          2,478,600
Penn National Gaming 8.875% 3/15/10                                                                    4,950,000          5,277,937
Perkins Family Restaurants 10.125% 12/15/07                                                              820,000            832,300
*Royal Caribbean Cruises 7.25% 3/15/18                                                                 1,505,000          1,587,775
Seabulk International 9.50% 8/15/13                                                                    2,005,000          2,273,169
Six Flags 9.625% 6/1/14                                                                                  470,000            399,500
Stena 9.625% 12/1/12                                                                                   1,845,000          2,006,438
!Town Sports International 11.00% 2/1/14                                                                 950,000            555,750
Ultrapetrol 9.00% 11/24/14                                                                             2,325,000          2,150,625
#Uno Restaurant 144A 10.00% 2/15/11                                                                      470,000            467,650
++Venture Holdings 12.00% 6/1/09                                                                       3,465,000              4,331
*Warnaco 8.875% 6/15/13                                                                                1,735,000          1,882,475
*Wheeling Island Gaming 10.125% 12/15/09                                                               2,950,000          3,156,499
#Wynn Las Vegas 144A 6.625% 12/1/14                                                                      720,000            676,800
                                                                                                                        -----------
                                                                                                                         56,856,275
                                                                                                                        -----------
Consumer Non-Cyclical - 10.34%
*Allied Waste North America 9.25% 9/1/12                                                               3,800,000          4,028,000
#Commonwealth Brands 144A 10.625% 9/1/08                                                               2,670,000          2,803,500
Geo Subordinate 11.00% 5/15/12                                                                         2,795,000          2,753,075
*Great Atlantic & Pacific Tea 7.75% 4/15/07                                                              670,000            676,700
#IMCO Recycling 144A 9.00% 11/15/14                                                                    1,675,000          1,716,875
#Le-Natures 144A 10.00% 6/15/13                                                                        2,780,000          3,002,400
National Beef Packing 10.50% 8/1/11                                                                    2,075,000          1,997,188
NDCHealth 10.50% 12/1/12                                                                               1,275,000          1,351,500
*Pinnacle Foods 8.25% 12/1/13                                                                          1,100,000            918,500
#Rite Aid 144A 7.50% 1/15/15                                                                           1,530,000          1,411,425
*True Temper Sports 8.375% 9/15/11                                                                     2,405,000          2,116,400
Universal Hospital Services 10.125% 11/1/11                                                            2,110,000          2,146,925
*US Oncology 10.75% 8/15/14                                                                            2,685,000          2,899,800
Vangaurd Health 9.00% 10/1/14                                                                          1,960,000          2,053,100
#Warner Chilcott 144A 8.75% 2/1/15                                                                     2,395,000          2,359,075
                                                                                                                        -----------
                                                                                                                         32,234,463
                                                                                                                        -----------
Energy - 7.78%
Bluewater Finance 10.25% 2/15/12                                                                       1,645,000          1,751,925
#Chesapeake Energy 144A 6.625% 1/15/16                                                                 1,050,000          1,039,500
El Paso Natural Gas 7.625% 8/1/10                                                                      1,350,000          1,417,268
El Paso Production Holding 7.75% 6/1/13                                                                1,600,000          1,620,000
#Geophysique 144A 7.50% 5/15/15                                                                          775,000            780,813
#Hilcorp Energy 144A 10.50% 9/1/10                                                                     1,960,000          2,175,600
#Inergy Finance 144A 6.875% 12/15/14                                                                   1,595,000          1,523,225
Naftogaz Ukrainy 8.125% 9/30/09                                                                        2,500,000          2,581,000
Petroleum Geo-Services
   8.00% 11/5/06                                                                                         388,047            396,778
   10.00% 11/5/10                                                                                      3,220,267          3,606,698
oSecunda International 11.141% 9/1/12                                                                  1,545,000          1,521,825
Siberian Oil 10.75% 1/15/09                                                                            2,575,000          2,876,790
Stone Energy 144A 6.75% 12/15/14                                                                         250,000            238,750
*Tennessee Gas Pipeline 8.375% 6/15/32                                                                 1,265,000          1,457,480
Whiting Petroleum 7.25% 5/1/13                                                                         1,270,000          1,263,650
                                                                                                                        -----------
                                                                                                                         24,251,302
                                                                                                                        -----------
Finance - 4.68%
#America Real Estate Partners 144A 7.125% 2/15/13                                                      1,395,000          1,356,638
BF Saul REIT 7.50% 3/1/14                                                                              1,535,000          1,596,400
*E Trade Financial 8.00% 6/15/11                                                                       3,570,000          3,677,099

#Farmers Exchange Capital 144A 7.20% 7/15/48                                                           1,217,000          1,298,021
#Kazkommerts International 144A 7.00% 11/3/09                                                          2,415,000          2,396,888
LaBranche & Company 11.00% 5/15/12                                                                     1,770,000          1,867,350
Tanger Properties 9.125% 2/15/08                                                                       2,175,000          2,403,375
                                                                                                                        -----------
                                                                                                                         14,595,771
                                                                                                                        -----------
Media - 11.75%
*oAdelphia Communications 8.125% 7/15/06                                                               3,300,000          2,838,000
American Media Operations 10.25% 5/1/09                                                                1,545,000          1,591,350
Cenveo
   7.875% 12/1/13                                                                                      1,250,000          1,178,125
   9.625% 3/15/12                                                                                        375,000            401,250
#Charter Communications 144A 5.875% 11/16/09                                                           1,080,000            708,750
*Charter Communications Holdings 10.75% 10/1/09                                                        9,455,000          7,185,799
*CSC Holdings 10.50% 5/15/16                                                                           3,705,000          4,066,238
Insight Midwest 10.50% 11/1/10                                                                         4,305,000          4,606,350
*Lodgenet Entertainment 9.50% 6/15/13                                                                  2,770,000          2,991,600
*Mediacom Broadband 11.00% 7/15/13                                                                       695,000            733,225
*Mediacom Capital 9.50% 1/15/13                                                                        1,755,000          1,689,188
Nextmedia Operating 10.75% 7/1/11                                                                      1,700,000          1,838,125
Rogers Cablesystems 11.00% 12/1/15                                                                       450,000            488,813
Sheridan Acquisition 10.25% 8/15/11                                                                    1,780,000          1,891,250
Warner Music Group 7.375% 4/15/14                                                                      2,095,000          2,105,475
*XM Satellite Radio 12.00% 6/15/10                                                                     2,000,000          2,290,000
                                                                                                                        -----------
                                                                                                                         36,603,538
                                                                                                                        -----------
Technology - 1.31%
*#MagnaChip Semiconductor 144A 8.00% 12/15/14                                                          1,860,000          1,618,200
Sanmina 10.375% 1/15/10                                                                                1,505,000          1,655,500
Stratus Technologies 10.375% 12/1/08                                                                     810,000            793,800
                                                                                                                        -----------
                                                                                                                          4,067,500
                                                                                                                        -----------
Telecommunications - 9.67%
Alaska Communications Systems 9.875% 8/15/11                                                           1,987,000          2,116,155
++Allegiance Telecom 11.75% 2/15/08                                                                    2,045,000            521,475
Centennial Cellular Operating 10.125% 6/15/13                                                          1,900,000          2,085,250
*Cincinnati Bell 8.375% 1/15/14                                                                        2,560,000          2,451,200
*!Inmarsat Finance 10.375% 11/15/12                                                                    3,100,000          2,309,500
iPCS 11.50% 5/1/12                                                                                     1,445,000          1,603,950
#IWO Escrow 144A
   o6.891% 1/15/12                                                                                       495,000            497,475
   !10.75% 1/15/15                                                                                       410,000            260,350
MCI
   6.908% 5/1/07                                                                                       1,272,000          1,294,260
   7.688% 5/1/09                                                                                       1,420,000          1,469,700
*MetroPCS 10.75% 10/1/11                                                                               1,375,000          1,608,750
*#New Skies Satellite 144A 9.125% 11/1/12                                                              1,480,000          1,487,400
PanAmSat 9.00% 8/15/14                                                                                   975,000          1,018,875
#Qwest Services 144A 13.50% 12/15/10                                                                   2,470,000          2,791,100
Rural Cellular
   *9.625% 5/15/08                                                                                     1,550,000          1,488,000
   *9.875% 2/1/10                                                                                        650,000            654,875
#Telcordia Technologies 144A 10.00% 3/15/13                                                            1,845,000          1,789,650
*oUS LEC 11.89% 10/1/09                                                                                1,305,000          1,350,675
US Unwired 10.00% 6/15/12                                                                              1,240,000          1,367,100
#Valor Telecommunications 144A 7.75% 2/15/15                                                           2,040,000          1,963,500
                                                                                                                        -----------
                                                                                                                         30,129,240
                                                                                                                        -----------
Utilities - 7.95%
#Allegheny Energy Supply Statutory Trust 2001 Series B 144A 13.00% 11/15/07                              535,935            602,927
Avista 9.75% 6/1/08                                                                                    1,970,000          2,261,601
Calpine
   8.25% 8/15/05                                                                                         920,000            823,400
   *10.50% 5/15/06                                                                                       530,000            378,950
o#Calpine 144A 8.891% 7/15/07                                                                            261,025            191,853
*CMS Energy 9.875% 10/15/07                                                                            1,795,000          1,945,331
#Dynegy Holdings 144A 10.125% 7/15/13                                                                  1,920,000          1,987,200
Elwood Energy 8.159% 7/5/26                                                                            1,363,440          1,544,095
Midland Funding II 11.75% 7/23/05                                                                        294,249            300,016
Midwest Generation
   8.30% 7/2/09                                                                                        1,725,000          1,819,875
   8.75% 5/1/34                                                                                        2,670,000          2,923,650
*++Mirant Americas Generation 7.625% 5/1/06                                                            1,895,000          2,165,038
#NRG Energy 144A 8.00% 12/15/13                                                                        1,551,000          1,574,265

Orion Power Holdings 12.00% 5/1/10                                                                     1,250,000          1,500,000
PSEG Energy Holdings 7.75% 4/16/07                                                                     1,485,000          1,529,550
Reliant Energy 9.50% 7/15/13                                                                           1,590,000          1,657,575
++#USGen New England 144A 7.459% 1/2/15                                                                1,700,000          1,564,000
                                                                                                                        -----------
                                                                                                                         24,769,326
                                                                                                                        -----------
TOTAL CORPORATE BONDS (COST $293,027,938)                                                                               287,470,615
                                                                                                                        ===========

CONVERTIBLE BONDS- 0.18%
*++Mirant 2.50% 6/15/21                                                                                  760,000            573,800
                                                                                                                        -----------
TOTAL CONVERTIBLE BONDS (COST $579,500)                                                                                     573,800
                                                                                                                        ===========

SOVEREIGN DEBT- 1.64%
El Salvador - 1.04%
*Republic of El Salvador 8.25% 4/10/32                                                                 3,095,000          3,216,778
                                                                                                                        -----------
                                                                                                                          3,216,778
                                                                                                                        -----------
Venezuela - 0.60%
Venezuela Government International 9.375% 1/13/34                                                      1,895,000          1,878,893
                                                                                                                        -----------
                                                                                                                          1,878,893
                                                                                                                        -----------
TOTAL SOVEREIGN DEBT (COST $5,152,993)                                                                                    5,095,671
                                                                                                                        ===========
                                                                                                     NUMBER OF
                                                                                                     SHARES
COMMON STOCK- 0.99%
+Foster Wheeler                                                                                           59,875            883,153
MCI                                                                                                       32,736            868,486
*+Petroleum Geo-Services ADR                                                                              16,177            983,561
*+XM Satellite Radio Holdings Class A                                                                     12,257            340,009
                                                                                                                        -----------
TOTAL COMMON STOCK (COST $1,832,215)                                                                                      3,075,209
                                                                                                                        ===========

PREFERRED STOCK- 0.30%
Alamosa Delaware 7.50%                                                                                       960            935,880
                                                                                                                        -----------
TOTAL PREFERRED STOCK (COST $311,520)                                                                                       935,880
                                                                                                                        ===========

WARRANTS- 0.00%
+#Horizon PCS 144A, exercise price $5.88, expiration date 10/1/10                                          7,300                  0
+#Solutia Warrants 144A, exercise price $7.59, expiration date 7/15/09                                     4,410                  0
                                                                                                                        -----------
TOTAL WARRANTS (COST $854,063)                                                                                                    0
                                                                                                                        ===========

                                                                                                      PRINCIPAL
                                                                                                      AMOUNT
                                                                                                      (U.S.$)
REPURCHASE AGREEMENTS- 2.31%
With BNP Paribas 2.84% 5/2/05
(dated 4/29/05, to be repurchased at $3,915,927,
collateralized by $576,000 U.S. Treasury
Bills due 8/11/05, market value $571,497,
$571,000 U.S. Treasury Bills due 8/18/05,
market value $565,553 and $2,884,000 U.S. Treasury
Bills due 8/25/05, market value $2,857,134)                                                            3,915,000          3,915,000

With UBS Warburg 2.82% 5/2/05
(dated 4/29/05, to be repurchased at $3,284,772,
collateralized by $650,000 U.S. Treasury Notes
1.50% due 3/31/06, market value $640,458,
$576,000 U.S. Treasury Notes 2.25% due 4/30/06,
market value $576,313, $1,752,000
U.S. Treasury Notes 2.75% due 6/30/06, market
value $1,756,042 and $383,000 U.S. Treasury
Notes 2.375% due 8/15/06, marketvalue $379,846)                                                        3,284,000          3,284,000
                                                                                                                        -----------
TOTAL REPURCHASE AGREEMENTS (COST $7,199,000)                                                                             7,199,000
                                                                                                                        ===========

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 98.84%
   (cost $312,851,886)                                                                                                  308,030,576
                                                                                                                        ===========

SECURITIES LENDING COLLATERAL ** - 18.23%
Short-Term Investments
Abbey National 3.13% 1/13/06                                                                           1,273,518          1,274,185
Bank of New York 2.88% 4/4/06                                                                          1,376,930          1,376,930
Bank of the West 2.85% 3/2/06                                                                          1,721,087          1,721,163
Barclays London 3.10% 7/21/05                                                                          1,721,223          1,721,185
Barclays New York 2.87% 6/1/05                                                                           172,092            172,088
Bayerische Landesbank 3.01% 5/30/06                                                                    1,720,697          1,721,163

Bear Stearns 3.14% 1/17/06                                                                                344,160         344,408
Beta Finance 2.83% 4/18/06                                                                              1,721,158       1,720,991
Citigroup Global Markets
    3.04% 5/2/05                                                                                        8,524,674       8,524,674
    3.07% 5/6/05                                                                                        1,858,842       1,858,856
Credit Swiss First Boston New York
    2.95% 4/18/06                                                                                       1,858,856       1,858,856
    3.10% 12/29/05                                                                                        361,351         361,466
Deutsche Bank 2.80% 5/02/05                                                                             1,721,163       1,721,163
Goldman Sachs 3.14% 5/1//06                                                                             1,892,138       1,893,279
Lehman Holdings 3.08% 12/23/05                                                                          1,721,168       1,722,713
Lloyds Bank London 2.96% 5/23/05                                                                        1,721,204       1,721,163
Marshall & Ilsley Bank 3.05% 12/29/05                                                                   1,721,423       1,721,241
Merrill Lynch Mortgage Capital 3.10% 7/12/05                                                            1,721,163       1,721,163
Morgan Stanley
   3.07% 5/30/06                                                                                          343,860         344,233
   3.18% 5/1/06                                                                                           172,013         172,116
National City Bank Cleveland 2.81% 1/23/06                                                              1,962,376       1,962,232
Nordea Bank New York 2.82% 5/13/05                                                                      1,721,071       1,721,045
Pfizer 2.85% 5/30/06                                                                                    1,652,675       1,652,316
Proctor & Gamble 2.93% 5/30/06                                                                          1,721,349       1,721,163
Rabobank Singapore 2.80% 5/2/05                                                                         1,721,163       1,721,163
Royal Bank of Canada 2.98% 6/27/05                                                                      1,721,247       1,721,074
Royal Bank of Scotland 2.97% 5/30/06                                                                    1,721,163       1,721,163
Sigma Finance 2.84% 9/30/05                                                                             1,617,840       1,617,691
Societe Generale New York 2.92% 6/14/05                                                                 1,554,659       1,554,582
Sun Trust Bank 2.96% 8/5/05                                                                               860,569         860,490
Union Bank of Switzerland 2.80% 5/3/05                                                                  1,721,166       1,721,163
Wal Mart Stores 3.03% 6/21/05                                                                           2,063,327       2,054,689
Wells Fargo 2.92% 5/30/06                                                                               1,720,977       1,721,163
Wilmington Trust Company 2.96% 6/3/05                                                                   1,377,451       1,377,411
                                                                                                                     ------------
TOTAL SECURITIES LENDING COLLATERAL (COST $56,800,381)                                                                 56,800,381
                                                                                                                     ============

TOTAL MARKET VALUE OF SECURITIES - 117.07%
   (cost $369,652,267)                                                                                                364,830,957***
OBLIGATION TO RETURN SECURITY LENDING COLLATERAL**- (18.23%)                                                          (56,800,381)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.16%                                                     3,610,816
                                                                                                                     ============
NET ASSETS APPLICABLE TO 96,301,418 SHARES OUTSTANDING - 100.00%                                                     $311,641,392
                                                                                                                     ============

oVariable rate notes. The interest rate shown is the rate as of April 30, 2005. *Fully or partially on loan.
**See Note 3 in "Notes."
***Includes $55,379,680 of securities loaned.
#Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 4 in "Notes."
!Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which tiMe THE stated interest rate becomes effective.
++Non-income producing security. Security is currently in default.
+Non-income producing security for the period ended April 30, 2005.
=Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes." At April 30, 2005, two securities were fair valued which represented 0.30% of the Fund's net assets.
@Illiquid security. See Note 4 in "Notes." At April 30, 2005, two securities were deemed illiquid which represented 0.30% of the Fund's net assets. oSecurity is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in the process to determine distribution of assets. The date listed is the estimate of when the proceedings will be finalized.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
CBO - Collateralized Bond Obligation
REIT - Real Estate Investment Trust

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Income Funds - Delaware Delchester Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At April 30, 2005 the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                $313,842,910
Aggregate unrealized appreciation               9,088,580
Aggregate unrealized depreciation             (14,900,914)
                                             ------------
Net unrealized depreciation                  $ (5,812,334)
                                             ============

For federal income tax purposes, at July 31, 2004, capital loss carryforwards of $658,650,224 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $143,083,139 expires in 2008, $284,053,994 expires in 2009, $211,481,773 expires in 2010 and $20,031,318 expires in 2011.

3. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation. At April 30, 2005, the market value of securities on loan was $55,379,680, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral".

4. CREDIT AND MARKET RISK
The Fund invests in high-yield fixed-income securities, which carry ratings of BB or lower by Standard & Poor's Rating Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At April 30, 2005, Rule 144A securities represented approximately 23.76% of total net assets. Rule 144A securities comprising 0.12% of total net assets have been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities have been denoted in the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE EXTENDED DURATION BOND FUND
------------------------------------

April 30, 2005

                                                                                                        PRINCIPAL           MARKET
                                                                                                        AMOUNT|_|           VALUE
                                                                                                        (U.S.$)             (U.S.$)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 0.45%
Freddie Mac Series 2890 PC 5.00% 7/15/30                                                                $300,000         $  301,114
GNMA Series 2003-5 B 4.486% 10/16/25                                                                     160,000            159,676
                                                                                                                         ----------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $462,016)                                                            460,790
                                                                                                                         ==========

AGENCY MORTGAGE-BACKED SECURITIES- 0.55%
Fannie Mae S.F. 30 yr 5.50% 3/1/29                                                                       301,330            305,944
Fannie Mae S.F. 30 yr TBA 5.00% 6/1/35                                                                   260,000            256,831
                                                                                                                         ----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $554,517)                                                                     562,775
                                                                                                                         ==========

AGENCY OBLIGATIONS - 0.45%
^Resolution Funding Interest Strip 4.855% 7/15/18                                                        850,000            458,277
                                                                                                                         ----------
TOTAL AGENCY OBLIGATIONS (COST $449,765)                                                                                    458,277
                                                                                                                         ==========

ASSET-BACKED SECURITIES- 0.69%
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                                       150,000            144,317
#GSAA Trust Series 2004-4N 144A 6.25% 5/25/34                                                             81,541             81,490
#Home Equity Asset Trust Series 2003-7N A 144A 5.25% 4/27/34                                              28,043             28,060
Mid-State Trust Series 11 A1 4.864% 7/15/38                                                               74,107             71,886
#Sharp Net Interest Margin Trust 144A
     Series 2003-HE1N 6.90% 11/25/33                                                                      20,901             20,912
     Series 2004-2N 7.00% 1/25/34                                                                         80,922             80,922
#Sky Financial Medical Loan Securitization Series 2002-A A2 144A 6.705% 7/16/18                          265,000            276,709
                                                                                                                         ----------
TOTAL ASSET-BACKED SECURITIES (COST $698,262)                                                                               704,296
                                                                                                                         ==========

COLLATERALIZED BOND OBLIGATIONS- 0.35%
=@#Juniper CBO Series 1999-1A A1 144A 6.83% 4/15/11                                                      175,975            178,834
=@#Putnam CBO II Series 1A A1 144A 6.875% 11/8/09                                                        178,019            182,014
                                                                                                                         ----------
TOTAL COLLATERALIZED BOND OBLIGATIONS (COST $366,828)                                                                       360,848
                                                                                                                         ==========

COMMERCIAL MORTGAGE-BACKED SECURITIES- 0.60%
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16                       260,000            263,897
Merrill Lynch Mortgage Trust
   #Series 2002-MW1 J 144A 5.695% 7/12/34                                                                110,000            106,812
   oSeries 2005-MKB2 A4 5.204% 9/12/42                                                                    50,000             51,105
#Tower Series 2004-2A A 144A 4.232% 12/15/14                                                             195,000            192,005
                                                                                                                         ----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $595,576)                                                                 613,819
                                                                                                                         ==========

CORPORATE BONDS- 75.99%
Banking - 6.95%
#Banco Santander 144A 5.375% 12/9/14                                                                     660,000            670,450
Citigroup 6.875% 2/15/98                                                                                 750,000            882,942
Deutsche Bank Financial 5.375% 3/2/15                                                                    380,000            394,913
Fifth Third Bank 4.75% 2/1/15                                                                            450,000            446,636
#HSBC 144A 7.625% 5/17/32                                                                                500,000            637,129
#Mizuho Finance Group 144A 5.79% 4/15/14                                                                 330,000            341,986
PNC Funding 5.25% 11/15/15                                                                               165,000            168,681
Popular North America Capital Trust 6.564% 9/15/34                                                       580,000            633,901
o#Rabobank Capital Funding II 144A 5.26% 12/29/49                                                        505,000            509,625
oRBS Capital Trust I 4.709% 12/29/49                                                                     285,000            275,260
Travelers Capital III 7.625% 12/1/36                                                                     581,000            734,320
#TuranAlem Finance 144A 7.875% 6/2/10                                                                    390,000            392,925
o#United Overseas Bank 144A 5.375% 9/3/19                                                                305,000            307,693
Wells Fargo Company 5.375% 2/7/35                                                                        465,000            465,953
Wilmington Trust 4.875% 4/15/13                                                                          275,000            272,903
                                                                                                                         ----------
                                                                                                                          7,135,317
                                                                                                                         ----------
Basic Industries - 4.04%
Abitibi-Consolidated 6.95% 12/15/06                                                                      293,000            295,198
Barrick Gold Corp 5.80% 11/15/34                                                                         450,000            461,992
IMC Global 7.375% 8/1/18                                                                                 200,000            207,000
Ispat Inland 9.75% 4/1/14                                                                                380,000            436,050
Lubrizol 6.50% 10/1/34                                                                                   435,000            471,527

Newmont Mining 5.875% 4/1/35                                                                             500,000            503,694
Phelps Dodge 9.50% 6/1/31                                                                                500,000            761,439
Placer Dome 6.45% 10/15/35                                                                               675,000            743,143
Witco 7.75% 4/1/23                                                                                       251,000            259,785
                                                                                                                         ----------
                                                                                                                          4,139,828
                                                                                                                         ----------
Brokerage - 3.39%
Amvescap 4.50% 12/15/09                                                                                  455,000            452,584
#FMR 144A 7.57% 6/15/29                                                                                  350,000            450,290
Goldman Sachs
   5.25% 10/15/13                                                                                        240,000            243,786
   6.125% 2/15/33                                                                                        455,000            482,748
   6.345% 2/15/34                                                                                        685,000            719,548
Merrill Lynch 5.00% 1/15/15                                                                              170,000            170,571
Morgan Stanley
   4.75% 4/1/14                                                                                          450,000            435,724
   5.30% 3/1/13                                                                                           35,000             35,823
   7.25% 4/1/32                                                                                          390,000            485,565
                                                                                                                         ----------
                                                                                                                          3,476,639
                                                                                                                         ----------
Capital Goods - 0.87%
Allied Waste North America 9.25% 9/1/12                                                                  203,000            215,180
#Lone Star Industries 144A 8.85% 6/15/05                                                                 200,000            201,418
#Sealed Air 144A 5.625% 7/15/13                                                                          190,000            193,730
United Technologies 5.40% 5/1/35                                                                         280,000            281,033
                                                                                                                         ----------
                                                                                                                            891,361
                                                                                                                         ----------
Communications - 17.98%
Alltel 7.875% 7/1/32                                                                                     300,000            382,901
AT&T Wireless Services 8.75% 3/1/31                                                                      900,000          1,231,128
Bellsouth
   4.75% 11/15/12                                                                                        370,000            368,651
   5.20% 9/15/14                                                                                         975,000            989,524
British Telecommunications 8.875% 12/15/30                                                               675,000            924,526
Citizens Communications 9.00% 8/15/31                                                                  1,000,000          1,007,500
Comcast 7.05% 3/15/33                                                                                    500,000            586,268
Comcast Cable Communications Holdings 8.375% 3/15/13                                                   1,175,000          1,428,595
COX Communications 5.50% 10/1/15                                                                         500,000            498,993
CSC Holdings
   8.125% 8/15/09                                                                                        215,000            221,450
   10.50% 5/15/16                                                                                        205,000            224,988
France Telecom 8.75% 3/1/31                                                                              785,000          1,065,993
#Hanarotelecom 144A 7.00% 2/1/12                                                                         250,000            239,965
#Intelsat Bermuda 144A 8.25% 1/15/13                                                                     220,000            222,750
InterActiveCorp 7.00% 1/15/13                                                                            565,000            600,754
MCI
   6.908% 5/1/07                                                                                         325,000            330,688
   7.688% 5/1/09                                                                                         130,000            134,550
News America 6.20% 12/15/34                                                                              755,000            764,311
#Qwest 144A 7.875% 9/1/11                                                                                170,000            173,400
SBC Communications 6.15% 9/15/34                                                                       1,500,000          1,561,778
Sprint Capital
   6.375% 5/1/09                                                                                         205,000            218,354
   8.375% 3/15/12                                                                                        245,000            290,518
   8.75% 3/15/32                                                                                         930,000          1,254,403
Telecom Italia Capital 6.375% 11/15/33                                                                   500,000            523,061
Thomson 5.25% 8/15/13                                                                                    225,000            230,937
Time Warner Entertainment 8.375% 3/15/23                                                                 830,000          1,046,931
Verizon Global 7.75% 12/1/30                                                                           1,025,000          1,279,408
Vodafone Group 5.00% 12/16/13                                                                            635,000            643,485
                                                                                                                         ----------
                                                                                                                         18,445,810
                                                                                                                         ----------
Consumer Cyclical - 6.82%
Boyd Gaming 9.25% 8/1/09                                                                                  70,000             74,200
Corrections Corporation of America 7.50% 5/1/11                                                          210,000            217,613
DaimlerChrysler Holdings 8.50% 1/18/31                                                                   500,000            572,618
DR Horton 5.25% 2/15/15                                                                                  375,000            351,445
Ford Motor 7.45% 7/16/31                                                                               1,700,000          1,400,505
Ford Motor Credit 7.00% 10/1/13                                                                          600,000            540,811
#Jones Apparel 144A 6.125% 11/15/34                                                                      520,000            492,896
Kohl's 7.25% 6/1/29                                                                                      600,000            724,091
Limited Brands
   5.25% 11/1/14                                                                                         140,000            133,800
   6.95% 3/1/33                                                                                          545,000            562,365
Lodgenet Entertainment 9.50% 6/15/13                                                                      60,000             64,800
May Department Stores 6.70% 7/15/34                                                                      860,000            936,706

Michaels Stores 9.25% 7/1/09                                                                             130,000            137,475
Office Depot 6.25% 8/15/13                                                                               300,000            316,304
Wendy's International 6.25% 11/15/11                                                                     455,000            466,789
                                                                                                                         ----------
                                                                                                                          6,992,418
                                                                                                                         ----------
Consumer Non-Cyclical - 6.56%
Altria Group 7.65% 7/1/08                                                                                295,000            322,803
Archer-Daniels-Midland 7.00% 2/1/31                                                                      350,000            432,734
Delhaize America 9.00% 4/15/31                                                                           155,000            183,400
Great Atlantic & Pacific Tea 7.75% 4/15/07                                                               335,000            338,350
#Johnson (SC) & Son 144A 5.75% 2/15/33                                                                   225,000            230,830
Kraft Foods
   5.25% 10/1/13                                                                                       1,005,000          1,030,696
   5.625% 11/1/11                                                                                        215,000            225,825
   6.50% 11/1/31                                                                                         500,000            568,167
Medco Health Solutions 7.25% 8/15/13                                                                     395,000            439,744
Merck 5.95% 12/1/28                                                                                      655,000            710,501
#Miller Brewing 144A 5.50% 8/15/13                                                                       525,000            540,962
Schering-Plough 6.75% 12/1/33                                                                            680,000            791,437
UST 6.625% 7/15/12                                                                                       255,000            285,730
#WellPoint 144A 5.95% 12/15/34                                                                           460,000            476,656
Wyeth 5.50% 2/1/14                                                                                       140,000            145,651
                                                                                                                         ----------
                                                                                                                          6,723,486
                                                                                                                         ----------
Electric - 11.21%
Alabama Power 5.875% 12/1/22                                                                             480,000            514,480
Avista 9.75% 6/1/08                                                                                      250,000            287,005
oAvista Capital Trust III 6.50% 4/1/34                                                                   295,000            302,594
CenterPoint Energy Houston Electric 5.60% 7/1/23                                                         600,000            614,149
Cleveland Electric Illuminating 7.88% 11/1/17                                                            330,000            403,050
Detroit Edison
   #4.80% 2/15/15 144A                                                                                   400,000            396,035
   6.35% 10/15/32                                                                                        500,000            564,140
Dominion Resources
   6.30% 3/15/33                                                                                         800,000            849,811
   7.195% 9/15/14                                                                                        455,000            525,673
Duke Capital 5.668% 8/15/14                                                                              780,000            803,655
Oncor Electric Delivery 7.25% 1/15/33                                                                    625,000            765,719
Pacific Gas & Electric 6.05% 3/1/34                                                                    2,255,000          2,418,051
PSE&G Energy Holdings 7.75% 4/16/07                                                                      335,000            345,050
Southern California Edison 6.00% 1/15/34                                                                 980,000          1,061,572
TECO Energy 7.20% 5/1/11                                                                                 410,000            435,625
TNP Enterprises 10.25% 4/1/10                                                                            245,000            259,088
#TXU 144A 5.55% 11/15/14                                                                                 645,000            622,878
TXU Energy 7.00% 3/15/13                                                                                 305,000            339,043
                                                                                                                         ----------
                                                                                                                         11,507,618
                                                                                                                         ----------
Energy - 6.64%
ConocoPhillips 5.90% 10/15/32                                                                            850,000            923,949
EnCana 6.50% 8/15/34                                                                                     650,000            734,274
Global Marine 7.00% 6/1/28                                                                               525,000            631,496
Halliburton 5.50% 10/15/10                                                                               250,000            260,505
Kerr-McGee 7.875% 9/15/31                                                                                205,000            206,584
Naftogaz Ukrainy 8.125% 9/30/09                                                                          400,000            412,960
Nexen 5.875% 3/10/35                                                                                     485,000            469,137
Petroleum Geo-Services 8.00% 11/5/06                                                                      65,071             66,535
SEACOR 7.20% 9/15/09                                                                                     240,000            256,527
oSecunda International 11.141% 9/1/12                                                                    225,000            221,625
Tesoro Petroleum 8.00% 4/15/08                                                                           455,000            478,888
Tyumen Oil 11.00% 11/6/07                                                                                280,000            311,556
Union Pacific Resources 7.15% 5/15/28                                                                    730,000            875,938
Westar Energy 6.00% 7/1/14                                                                               750,000            807,484
Western Oil Sands 8.375% 5/1/12                                                                          135,000            150,491
                                                                                                                         ----------
                                                                                                                          6,807,949
                                                                                                                         ----------
Finance - 0.69%
#Mantis Reef 144A 4.799% 11/3/09                                                                         340,000            338,615
MBNA 5.00% 6/15/15                                                                                       375,000            365,542
                                                                                                                         ----------
                                                                                                                            704,157
                                                                                                                         ----------
Insurance - 6.46%
American RE 7.45% 12/15/26                                                                               155,000            179,024
Aspen Insurance 6.00% 8/15/14                                                                            305,000            314,274
#Farmers Insurance Exchange 144A
    6.00% 8/1/14                                                                                         300,000            308,689
    8.625% 5/1/24                                                                                        680,000            841,135
#Liberty Mutual 144A 7.00% 3/15/34                                                                       525,000            543,911

Marsh & McLennan 5.875% 8/1/33                                                                           970,000            918,857
Metlife 6.375% 6/15/34                                                                                   500,000            561,632
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                          410,000            507,287
#New York Life Insurance 144A 5.875% 5/15/33                                                             295,000            317,478
oo#North Front Pass-Through Trust 144A 5.81% 12/15/24                                                  1,160,000          1,191,764
o#Oil Insurance 144A 5.15% 8/15/33                                                                       900,000            909,797
UnumProvident 7.375% 6/15/32                                                                              35,000             34,716
                                                                                                                         ----------
                                                                                                                          6,628,564
                                                                                                                         ----------
Natural Gas - 1.13%
#Gulf South Pipeline 144A 5.05% 2/1/15                                                                   430,000            435,074
Valero Logistics Operations 6.05% 3/15/13                                                                685,000            728,425
                                                                                                                         ----------
                                                                                                                          1,163,499
                                                                                                                         ----------
Real Estate - 0.56%
Developers Diversified Realty 4.625% 8/1/10                                                              585,000            574,256
                                                                                                                         ----------
                                                                                                                            574,256
                                                                                                                         ----------
Technology - 1.50%
Dell 7.10% 4/15/28                                                                                       420,000            518,064
Motorola 6.50% 11/15/28                                                                                  950,000          1,016,442
                                                                                                                         ----------
                                                                                                                          1,534,506
                                                                                                                         ----------
Transportation - 1.19%
American Airlines 6.817% 5/23/11                                                                         565,000            527,125
Continental Airlines 6.503% 6/15/11                                                                      725,000            693,497
                                                                                                                         ----------
                                                                                                                          1,220,622
                                                                                                                         ----------
TOTAL CORPORATE BONDS (COST $75,751,951)                                                                                 77,946,030
                                                                                                                         ==========

FOREIGN AGENCIES- 0.75%
Canada Housing Trust No.1 3.75% 3/15/10                                             CAD                  456,000            362,361
Oesterreichesche Kontrollbank 1.80% 3/22/10                                         JPY               40,000,000            407,477
                                                                                                                         ----------
TOTAL FOREIGN AGENCIES (COST $769,485)                                                                                      769,838
                                                                                                                         ==========

MUNICIPAL BONDS- 3.86%
American Eagle Northwest 4.97% 12/15/18                                             USD                  125,000            124,796
California State 5.00% 2/1/33                                                                            180,000            185,699
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                     600,000            634,607
Colorado Department of Transportation Revenue 5.00% 12/15/13 (FGIC)                                      445,000            493,901
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                                         225,000            242,264
Golden State, California Tobacco Securitization Corporation Settlement Revenue
   Series B 5.625% 6/1/38                                                                                135,000            146,196
Illinois State Taxable Pension 5.10% 6/1/33                                                              355,000            352,884
New York State Sales Tax Asset Receivables 5.25% 10/15/27 (AMBAC)                                        210,000            229,898
New York State Urban Development Corporate 5.25% 3/15/34 (FGIC)                                          295,000            316,951
Oregon State Taxable Pension 5.892% 6/1/27                                                               410,000            453,759
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series I 5.25% 7/1/33             295,000            313,969
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                                                    60,000             62,434
   6.07% 7/1/26                                                                                          200,000            214,476
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)                                      170,000            183,284
                                                                                                                         ----------
TOTAL MUNICIPAL BONDS (COST $3,805,994)                                                                                   3,955,118
                                                                                                                         ==========

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 0.23%
#GSMPS Mortgage Trust Loan Series 2005-RP1 1A3 144A 8.00% 1/25/35                                        221,989            239,917
                                                                                                                         ----------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $238,387)                                                        239,917
                                                                                                                         ==========

oSENIOR SECURED LOANS - 2.34%
@CenterPoint Energy Bank Loan 12.75% 11/12/05                                                          1,000,000          1,040,000
@Qwest Communications Bank Loan Tranch B 6.95% 6/30/10                                                 1,400,000          1,358,000
                                                                                                                         ----------
TOTAL SENIOR SECURED LOANS (COST $2,434,372)                                                                              2,398,000
                                                                                                                         ==========

SOVEREIGN DEBT- 5.77%
El Salvador - 0.24%
Republic of El Salvador 8.25% 4/10/32                                               USD                  235,000            244,247
                                                                                                                            244,247
                                                                                                                         ----------
Germany - 1.13%
Deutsche Bundesrepublik 5.00% 7/4/11                                                EUR                  492,000            704,499
Sibneft 10.75% 1/15/09                                                              USD                  410,000            458,052
                                                                                                                         ----------
                                                                                                                          1,162,551
                                                                                                                         ----------

Italy - 0.83%
Italy Buoni Poliennali Del Tesoro 4.25% 2/1/15                                      EUR                  624,000            849,976
                                                                                                                         ----------
                                                                                                                            849,976
                                                                                                                         ----------
Mexico - 0.41%
Mexico Government Bond 6.75% 9/27/34                                                USD                  425,000            424,363
                                                                                                                         ----------
                                                                                                                            424,363
                                                                                                                         ----------

Norway - 0.90%
Norway Government 5.00% 5/15/15                                                     NOK                5,266,000            918,344
                                                                                                                         ----------
                                                                                                                            918,344
                                                                                                                         ----------
Poland - 0.12%
Poland Government 6.00% 5/24/09                                                     PLZ                  406,000            123,689
                                                                                                                         ----------
                                                                                                                            123,689
                                                                                                                         ----------
Russia - 0.25%
o@Russian Paris Club Participation Note 144A 1.925% 8/20/20                         JPY               29,748,076            259,328
                                                                                                                         ----------
                                                                                                                            259,328
                                                                                                                         ----------
Sweden - 0.69%
Sweden Government 5.00% 12/1/20                                                     SEK                4,240,000            703,331
                                                                                                                         ----------
                                                                                                                            703,331
                                                                                                                         ----------
United Kingdom - 0.96%
U.K. Treasury
   8.00% 9/27/13                                                                    GPB                  210,000            497,265
   8.00% 6/7/21                                                                     GPB                  183,000            486,855
                                                                                                                         ----------
                                                                                                                            984,120
                                                                                                                         ----------
Venezuela - 0.24%
Venezuela Government International 9.375% 1/13/34                                   USD                  250,000            247,875
                                                                                                                         ----------
                                                                                                                            247,875
                                                                                                                         ----------
TOTAL SOVEREIGN DEBT (COST $5,903,607)                                                                                    5,917,824
                                                                                                                         ==========

SUPRANATIONAL BANKS- 0.22%
Inter-American Development Bank 1.90% 7/8/09                                        JPY               22,000,000            224,333
                                                                                                                         ----------
TOTAL SUPRANATIONAL BANKS (COST $227,257)                                                                                   224,333
                                                                                                                         ==========

U.S. TREASURY OBLIGATIONS- 5.20%
U.S. Treasury Bond
   85.25% 11/15/28                                                                  USD                  250,000            272,774
   5.375% 2/15/31                                                                                      1,615,000          1,824,572
U.S. Treasury Inflation Index Notes 1.625% 1/15/15                                                       251,120            251,895
U.S. Treasury Notes
   3.375% 2/28/07                                                                                        235,000            234,027
   4.00% 3/15/10                                                                                         415,000            417,010
   4.00% 4/15/10                                                                                         300,000            301,477
   4.00% 2/15/15                                                                                       2,060,000          2,027,250
                                                                                                                         ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $5,252,278)                                                                         5,329,005
                                                                                                                         ==========

                                                                                                     NUMBER OF
                                                                                                     SHARES
PREFERRED STOCK- 0.22%
Nexen 7.35%                                                                                                8,710            226,983
                                                                                                                         ----------
TOTAL PREFERRED STOCK (COST $217,750)                                                                                       226,983
                                                                                                                         ==========

WARRANT- 0.00%
+#Solutia144A, exercise price $7.59, expiration date 7/15/09                                                 550                  0
                                                                                                                         ----------
TOTAL WARRANT (COST $46,787)                                                                                                      0
                                                                                                                         ==========

                                                                                                       PRINCIPAL
                                                                                                       AMOUNT
REPURCHASE AGREEMENTS - 0.95%
With BNP Paribas 2.84% 5/2/05
(dated 4/29/05, to be repurchased at $528,125,
collateralized by $78,000 U.S. Treasury
Bills due 8/11/05, market value $77,083,
$77,000 U.S. Treasury Bills due 8/18/05,
market value $76,282 and $389,000 U.S. Treasury
Bills due 8/25/05, market value $385,370)                                           USD                  528,000            528,000

With UBS Warburg 2.82% 5/2/05
(dated 4/29/05, to be repurchased at $443,104,
collateralized by $88,000 U.S. Treasury Notes
1.50% due 3/31/06, market value $86,385,
$78,000 U.S. Treasury Notes 2.25% due 4/30/06,
market value $77,733, $236,000 U.S. Treasury Notes
2.75% due 6/30/06, market value $236,855 and
$52,000 U.S. Treasury Notes 2.375% due 8/15/06,
market value $51,234)                                                                                    443,000            443,000
                                                                                                                         ----------
TOTAL REPURCHASE AGREEMENTS (COST $971,000)                                                                                 971,000
                                                                                                                         ==========

TOTAL MARKET VALUE OF SECURITIES - 98.62%
   (cost $98,745,832)                                                                                                   101,138,853
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.38%                                                       1,418,556
                                                                                                                       ============
NET ASSETS APPLICABLE TO 17,399,064 SHARES OUTSTANDING - 100.00%                                                       $102,557,409
                                                                                                                       ============

--------------------------------------------------------------------------------

iPrincipal amount shown is stated in the currency in which each foreign bond is denominated.

CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
NOK - Norwegian Kroner
PLZ - Polish Zloty
SEK - Swedish Kroner
USD - U.S. Dollar

^Zero coupon security. The interest rate shown is the yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 5 in "Notes."
8Fully or partially pledged as collateral for financial futures contracts. oVariable rate notes. The interest rate shown is the rate as of April 30, 2005. @Illiquid security. See Note 5 in "Notes." At April 30, 2005, 5 securities were deemed illiquid which represented 2.94% of the Fund's net assets.
+Non-income producing security for the period ended April 30, 2005.
oPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes." At April 30, 2005, 2 securities were fair valued which represented 0.35% of the Fund's net assets.
oSenior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

SUMMARY OF ABBREVIATIONS
AMBAC - Insured by the AMBAC Assurance Corporation
CBO - Collateralized Bond Obligation
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
S.F. - Single Family
TBA - To be announced
yr - Year

The following foreign currency exchange contracts and futures contracts were outstanding at April 30, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                                                     UNREALIZED
      CONTRACTS TO                                                                                  APPRECIATION
     RECEIVE (DELIVER)                                  IN EXCHANGE FOR      SETTLEMENT DATE       (DEPRECIATION)
     -----------------                                  ---------------      ---------------       --------------
     (263,370) British Pounds                              US$(495,580)           5/27/05               $(6,140)
     (247,200) British Pounds                              US$(464,827)           5/27/05                (6,089)
     (271,175) European Monetary Units                     US$(353,100)           5/20/05                 3,956
       51,215  European Monetary Units                       US$66,710            5/20/05                  (770)
     (653,700) European Monetary Units                     US$(878,377)           5/27/05                36,551
   (5,896,700) Norwegian Kroner                            US$(968,578)           5/27/05                33,760
     (211,895) Polish Zloty                                 US$(65,654)           5/20/05                 2,120
                                                                                                        -------
                                                                                                        $63,388
                                                                                                        =======

FUTURES CONTRACTS(2)

                                                                                                                   UNREALIZED
                                                  NOTIONAL                     NOTIONAL                           APPRECIATION
CONTRACTS TO BUY (SELL)                        COST (PROCEEDS)                  VALUE        EXPIRATION DATE     (DEPRECIATION)
-----------------------                        ---------------                 --------      ---------------     -------------
103  U.S. Treasury 10 year notes                 $11,405,479                  $11,476,453          6/05             $ 70,974
(55) U.S. Treasury 2 year notes                  (11,422,924)                 (11,423,672)         6/05                 (748)
152  U.S.Treasury long bond                       17,157,406                   17,456,250          6/05              298,844
                                                                                                                    --------
                                                                                                                    $369,070
                                                                                                                    ========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1)See Note 3 in "Notes."
(2)See Note 4 in "Notes."

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Income Funds - Delaware Extended Duration Bond Fund (the "Fund").

SECURITY VALUATION- Equity securities, except those traded on the Nasdaq Stock Markets, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not readily available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS- Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At April 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                 $98,792,660
Aggregate unrealized appreciation               3,344,104
Aggregate unrealized depreciation                (997,911)
                                              -----------
Net unrealized appreciation                   $ 2,346,193
                                              ===========

3. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

4. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

5. CREDIT AND MARKET RISK
The Fund may invest in high-yield fixed-income securities, which carry ratings of BB or lower by Standard and Poor's Rating Group and/or Ba or lower by Moody's Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At April 30, 2005, Rule 144A securities represented approximately 13.79% of total net assets. Rule 144A securities comprising 0.35% of total net assets have been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Directors has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities have been denoted in the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE HIGH-YIELD OPPORTUNITIES FUND
--------------------------------------

April 30, 2005

                                                                                                         PRINCIPAL       MARKET
                                                                                                         AMOUNT          VALUE
                                                                                                         (U.S.$)         (U.S.$)
COLLATERALIZED BOND OBLIGATIONS- 0.22%
@=?#Merrill Lynch CBO VII Series 1997-C3 144A 3.428% 3/23/08                                            $259,752         $   92,307
@=South Street CBO Series 1999-1A A1 7.16% 7/1/11                                                        125,871            127,440
                                                                                                                         ----------
TOTAL COLLATERALIZED BOND OBLIGATIONS (COST $262,661)                                                                       219,747
                                                                                                                         ==========

COMMERCIAL MORTGAGE-BACKED SECURITIES- 0.75%
#Meristar Commercial Mortgage Trust Series 1999-C1 C 144A 8.29% 3/3/16                                   700,000            765,692
                                                                                                                         ----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $780,445)                                                                 765,692
                                                                                                                         ==========

CONVERTIBLE BONDS- 0.19%
++Mirant 2.50% 6/15/21                                                                                    250,000           188,750
                                                                                                                         ----------
TOTAL CONVERTIBLE BONDS (COST $190,625)                                                                                     188,750
                                                                                                                         ==========
CORPORATE BONDS- 92.08%
Basic Materials - 14.74%
Abitibi-Consolidated 6.95% 12/15/06                                                                      643,000            647,823
BCP Caylux Holdings 9.625% 6/15/14                                                                       179,000            198,243
#Boise Cascade 144A 7.125% 10/15/14                                                                    1,030,000            983,650
Bowater 9.50% 10/15/12                                                                                 1,020,000          1,060,799
Fort James 7.75% 11/15/23                                                                              1,500,000          1,597,499
#Huntsman International 144A 7.375% 1/1/15                                                               725,000            726,813
Lyondell Chemical 9.875% 5/1/07                                                                           60,000             61,800
MDP Acquisitions 9.625% 10/1/12                                                                        1,050,000          1,044,750
Nalco 8.875% 11/15/13                                                                                    440,000            453,200
#NewPage 144A 10.00% 5/1/12                                                                              425,000            416,500
Norske Skog Canada 8.625% 6/15/11                                                                        875,000            896,875
#Novelis 144A 7.25% 2/15/15                                                                              510,000            495,975
#Port Townsend Paper 144A 12.00% 4/15/11                                                                 825,000            787,875
Potlatch 12.50% 12/1/09                                                                                  675,000            843,022
Rhodia
   8.875% 6/1/11                                                                                         465,000            437,100
   10.25% 6/1/10                                                                                         440,000            468,600
Smurfit Capital Funding 7.50% 11/20/25                                                                   640,000            608,000
++Solutia 6.72% 10/15/37                                                                               1,170,000            965,250
Stone Container 9.75% 2/1/11                                                                             900,000            947,250
Tembec Industries
   8.50% 2/1/11                                                                                          420,000            323,400
   8.625% 6/30/09                                                                                        825,000            668,250
Witco
   6.875% 2/1/26                                                                                         300,000            289,500
   7.75% 4/1/23                                                                                           75,000             77,625
                                                                                                                         ----------
                                                                                                                         14,999,799
                                                                                                                         ----------
Capital Goods - Manufacturing - 5.48%
Anchor Glass 11.00% 2/15/13                                                                              595,000            484,925
Armor Holdings 8.25% 8/15/13                                                                             830,000            883,950
#Graham Packaging 144A 9.875% 10/15/14                                                                   550,000            528,000
Interface 10.375% 2/1/10                                                                                 350,000            376,250
Interline Brands 11.50% 5/15/11                                                                          885,000          1,004,475
#Lone Star Industries 144A 8.85% 6/15/05                                                                 220,000            221,560
!Mueller Holdings 14.75% 4/15/14                                                                         990,000            663,300
#Park-Ohio Industries 144A 8.375% 11/15/14                                                               350,000            316,750
Radnor Holdings
   ?9.891% 4/15/09                                                                                       270,000            268,650
   11.00% 3/15/10                                                                                        270,000            180,900
Trimas 9.875% 6/15/12                                                                                    660,000            653,400
                                                                                                                         ----------
                                                                                                                          5,582,160
                                                                                                                         ----------
Consumer Cyclical - 19.56%
#Accuride 144A 8.50% 2/1/15                                                                              825,000            779,625
Adesa 7.625% 6/15/12                                                                                     425,000            416,500
!Advanced Accessory Holdings 13.75% 12/15/11                                                             190,000             42,750

Advanced Accessory Systems 10.75% 6/15/11                                                                610,000            436,150
Ameristar Casinos 10.75% 2/15/09                                                                         715,000            781,138
++Avado Brands 9.75% 6/1/06                                                                              150,000             21,750
#Buhrmann US 144A 7.875% 3/1/15                                                                          225,000            220,500
Caesars Entertainment 9.375% 2/15/07                                                                     250,000            267,813
#Carrols 144A 9.00% 1/15/13                                                                              500,000            515,000
Corrections Corporation of America 7.50% 5/1/11                                                          695,000            720,194
#Denny's 144A 10.00% 10/1/12                                                                             680,000            700,400
Foster Wheeler 10.359% 9/15/11                                                                           262,500            274,313
Gaylord Entertainment 8.00% 11/15/13                                                                     550,000            555,500
#Grupo Transportation Ferroviaria 144A 9.375% 5/1/12                                                     815,000            823,149
!#H-Lines Finance Holding 144A 11.00% 4/1/13                                                             680,000            528,700
#Horizon Lines 144A 9.00% 11/1/12                                                                        575,000            608,063
Kansas City Southern Railway 9.50% 10/1/08                                                               665,000            719,863
#Knowledge Learning 144A 7.75% 2/1/15                                                                    580,000            553,900
#Landry's Restaurant 144A 7.50% 12/15/14                                                                 980,000            916,299
#Loehmanns Capital 144A 13.00% 10/1/11                                                                   175,000            173,250
Mandalay Resort Group 10.25% 8/1/07                                                                      925,000          1,019,812
MGM MIRAGE 9.75% 6/1/07                                                                                  495,000            535,838
O'Charleys 9.00% 11/1/13                                                                                 585,000            628,875
OMI 7.625% 12/1/13                                                                                       730,000            744,600
Penn National Gaming 8.875% 3/15/10                                                                    1,725,000          1,839,280
Royal Caribbean Cruises 7.25% 3/15/18                                                                    580,000            611,900
Seabulk International 9.50% 8/15/13                                                                      465,000            527,194
Six Flags 9.625% 6/1/14                                                                                  125,000            106,250
Stena 9.625% 12/1/12                                                                                     585,000            636,188
!Town Sports International 11.00% 2/1/14                                                                 425,000            248,625
Ultrapetrol 9.00% 11/24/14                                                                               650,000            601,250
#Uno Restaurant 144A 10.00% 2/15/11                                                                      430,000            427,850
++Venture Holdings 12.00% 6/1/09                                                                         475,000                594
Warnaco 8.875% 6/15/13                                                                                   550,000            596,750
Wheeling Island Gaming 10.125% 12/15/09                                                                1,020,000          1,091,399
#Wynn Las Vegas 144A 6.625% 12/1/14                                                                      250,000            235,000
                                                                                                                         ----------
                                                                                                                         19,906,262
                                                                                                                         ----------
Consumer Non-Cyclical - 10.41%
Allied Waste North America 9.25% 9/1/12                                                                1,200,000          1,272,000
#Commonwealth Brands 144A 10.625% 9/1/08                                                                 640,000            672,000
Cott Beverages 8.00% 12/15/11                                                                            175,000            184,625
Geo Subordinate 11.00% 5/15/12                                                                           775,000            763,375
Great Atlantic & Pacific Tea 7.75% 4/15/07                                                               475,000            479,750
#IMCO Recycling 144A 9.00% 11/15/14                                                                      700,000            717,500
#Le-Natures 144A 10.00% 6/15/13                                                                        1,000,000          1,080,000
National Beef Packing 10.50% 8/1/11                                                                      550,000            529,375
NDCHealth 10.50% 12/1/12                                                                                 450,000            477,000
Pilgrim's Pride 9.625% 9/15/11                                                                           220,000            241,450
Pinnacle Foods 8.25% 12/1/13                                                                             325,000            271,375
#Rite Aid 144A 7.50% 1/15/15                                                                             450,000            415,125
True Temper Sports 8.375% 9/15/11                                                                        675,000            594,000
Universal Hospital Services 10.125% 11/1/11                                                              705,000            717,338
US Oncology 10.75% 8/15/14                                                                               790,000            853,200
Vangaurd Health 9.00% 10/1/14                                                                            650,000            680,875
#Warner Chilcott 144A 8.75% 2/1/15                                                                       655,000            645,175
                                                                                                                         ----------
                                                                                                                         10,594,163
                                                                                                                         ----------
Energy - 7.13%
Bluewater Finance 10.25% 2/15/12                                                                         510,000            543,150
#Chesapeake Energy 144A 6.625% 1/15/16                                                                   325,000            321,750
El Paso Natural Gas 7.625% 8/1/10                                                                        230,000            241,460
El Paso Production Holding 7.75% 6/1/13                                                                  820,000            830,250
@#Geophysique 144A 7.50% 5/15/15                                                                         250,000            251,875
#Hilcorp Energy 144A 10.50% 9/1/10                                                                       470,000            521,700
#Inergy Finance 144A 6.875% 12/15/14                                                                     425,000            405,875
Naftogaz Ukrainy 8.125% 9/30/09                                                                          800,000            825,920
Petroleum Geo-Services
   8.00% 11/5/06                                                                                          65,304             66,773
   10.00% 11/5/10                                                                                        901,227          1,009,375
?Secunda International 11.141% 9/1/12                                                                    450,000            443,250
Siberian Oil 10.75% 1/15/09                                                                              900,000          1,005,480
Stone Energy 144A 6.75% 12/15/14                                                                          75,000             71,625
Tennessee Gas Pipeline 8.375% 6/15/32                                                                    270,000            311,083
Whiting Petro 7.25% 5/1/13                                                                               410,000            407,950
                                                                                                                         ----------
                                                                                                                          7,257,516
                                                                                                                         ----------

Finance - 4.54%
#America Real Estate Partners 144A 7.125% 2/15/13                                                        575,000            559,188
BF Saul REIT 7.50% 3/1/14                                                                                330,000            343,200
E Trade Financial 8.00% 6/15/11                                                                        1,060,000          1,091,799
#Farmers Exchange Capital 144A 7.20% 7/15/48                                                             365,000            389,300
#Kazkommerts International 144A 7.00% 11/3/09                                                            675,000            669,938
LaBranche & Company 11.00% 5/15/12                                                                       680,000            717,400
Tanger Properties 9.125% 2/15/08                                                                         765,000            845,325
                                                                                                                         ----------
                                                                                                                          4,616,150
                                                                                                                         ----------
Media - 12.19%
oAdelphia Communications 8.125% 7/15/06                                                                  800,000            688,000
American Media Operations 10.25% 5/1/09                                                                  500,000            515,000
Cenveo
   7.875% 12/1/13                                                                                        375,000            353,438
   9.625% 3/15/12                                                                                        125,000            133,750
#Charter Communications 144A 5.875% 11/16/09                                                             290,000            190,313
Charter Communications Holdings 10.75% 10/1/09                                                         3,100,000          2,355,999
CSC Holdings 10.50% 5/15/16                                                                            1,305,000          1,432,237
Insight Midwest 10.50% 11/1/10                                                                         1,430,000          1,530,099
Lodgenet Entertainment 9.50% 6/15/13                                                                     810,000            874,800
Mediacom Broadband 11.00% 7/15/13                                                                        225,000            237,375
Mediacom Capital 9.50% 1/15/13                                                                           585,000            563,063
Nextmedia Operating 10.75% 7/1/11                                                                      1,070,000          1,156,938
Rogers Cablesystems 11.00% 12/1/15                                                                       270,000            293,288
Sheridan Group 10.25% 8/15/11                                                                            510,000            541,875
Warner Music Group 7.375% 4/15/14                                                                        620,000            623,100
XM Satellite Radio 12.00% 6/15/10                                                                        800,000            916,000
                                                                                                                         ----------
                                                                                                                         12,405,275
                                                                                                                         ----------
Technology - 1.20%
#MagnaChip Semiconductor 144A 8.00% 12/15/14                                                             500,000            435,000
Sanmina 10.375% 1/15/10                                                                                  490,000            539,000
Stratus Technologies 10.375% 12/1/08                                                                     250,000            245,000
                                                                                                                         ----------
                                                                                                                          1,219,000
                                                                                                                         ----------
Telecommunications - 9.81%
Alaska Communications Systems 9.875% 8/15/11                                                             625,000            665,625
++Allegiance Telecom 11.75% 2/15/08                                                                      255,000             65,025
Centennial Cellular Operating 10.125% 6/15/13                                                            540,000            592,650
Cincinnati Bell 8.375% 1/15/14                                                                           975,000            933,563
!Inmarsat Finance 10.375% 11/15/12                                                                       950,000            707,750
iPCS 11.50% 5/1/12                                                                                       200,000            222,000
#IWO Escrow 144A
   ?6.891% 1/15/12                                                                                       125,000            125,625
   !10.75% 1/15/15                                                                                       100,000             63,500
MCI
   6.908% 5/1/07                                                                                         302,000            307,285
   7.688% 5/1/09                                                                                         455,000            470,925
MetroPCS 10.75% 10/1/11                                                                                  270,000            315,900
#New Skies Satellite 144A 9.125% 11/1/12                                                                 495,000            497,475
Nextel Communications 5.95% 3/15/14                                                                    1,000,000          1,017,499
PanAmSat 9.00% 8/15/14                                                                                   335,000            350,075
#Qwest 144A 7.875% 9/1/11                                                                                200,000            204,000
#Qwest Services 144A 13.50% 12/15/10                                                                     835,000            943,549
Rural Cellular
   9.625% 5/15/08                                                                                        460,000            441,600
   9.875% 2/1/10                                                                                         175,000            176,313
#Telcordia Technologies 144A 10.00% 3/15/13                                                              500,000            485,000
?US LEC 11.89% 10/1/09                                                                                   325,000            336,375
US Unwired 10.00% 6/15/12                                                                                395,000            435,488
#Valor Telecommunications 144A 7.75% 2/15/15                                                             655,000            630,438
                                                                                                                         ----------
                                                                                                                          9,987,660
                                                                                                                         ----------
Utilities - 7.02%
#Allegheny Energy Supply Statutory Trust 2001 Series B 144A 13.00% 11/15/07                               85,000             95,625
Avista 9.75% 6/1/08                                                                                      295,000            338,666
Calpine
   8.25% 8/15/05                                                                                         300,000            268,500
   10.50% 5/15/06                                                                                        175,000            125,125
?#Calpine 144A 8.891% 7/15/07                                                                            304,575            223,863
CMS Energy 9.875% 10/15/07                                                                               600,000            650,250

#Dynegy Holdings 144A 10.125% 7/15/13                                                                    675,000            698,625
Elwood Energy 8.159% 7/5/26                                                                              372,644            422,020
Midland Funding II 11.75% 7/23/05                                                                         73,992             75,442
Midwest Generation
   8.30% 7/2/09                                                                                          690,000            727,950
   8.75% 5/1/34                                                                                        1,295,000          1,418,025
++Mirant Americas Generation 7.625% 5/1/06                                                               500,000            571,250
#NRG Energy 144A 8.00% 12/15/13                                                                          509,000            516,635
Orion Power Holdings 12.00% 5/1/10                                                                       275,000            330,000
PSEG Energy Holdings 7.75% 4/16/07                                                                       170,000            175,100
Reliant Energy 9.50% 7/15/13                                                                             270,000            281,475
++#USGen New England 144A 7.459% 1/2/15                                                                  250,000            230,000
                                                                                                                       ------------
                                                                                                                          7,148,551
                                                                                                                       ------------
TOTAL CORPORATE BONDS (COST $95,840,101)                                                                                 93,716,536
                                                                                                                       ============

SOVEREIGN DEBT- 1.50%
El Salvador - 0.94%
El Salvador Government International Bond 8.25% 4/10/32                                                  925,000            961,395
                                                                                                                       ------------
                                                                                                                            961,395
                                                                                                                       ------------
Venezuela - 0.56%
Venezuela Government International Bond 9.375% 1/13/34                                                   575,000            570,113
                                                                                                                       ------------
                                                                                                                            570,113
                                                                                                                       ------------
TOTAL SOVEREIGN DEBT (COST $1,551,363)                                                                                    1,531,508
                                                                                                                       ============
                                                                                                     NUMBER OF
                                                                                                     SHARES
COMMON STOCK- 0.40%
+Foster Wheeler                                                                                           10,687            157,629
MCI                                                                                                        4,809            127,583
+Petroleum Geo-Services ADR                                                                                  497             30,218
+XM Satellite Radio Holdings Class A                                                                       3,500             97,090
                                                                                                                       ------------
TOTAL COMMON STOCK (COST $209,386)                                                                                          412,520
                                                                                                                       ============


PREFERRED STOCKS- 0.22%
Alamosa Delaware 7.50%                                                                                       225            219,347
                                                                                                                       ------------
TOTAL PREFERRED STOCKS (COST $188,113)                                                                                      219,347
                                                                                                                       ============

WARRANTS- 0.00%
+#Horizon PCS 144A, exercise price $5.88, expiration date 10/1/10                                            600                  0
+#Solutia Warrants 144A, exercise price $7.59, expiration date 7/15/09                                       450                  0
                                                                                                                       ------------
TOTAL WARRANTS (COST $79,379)                                                                                                     0
                                                                                                                       ============

                                                                                                         PRINCIPAL
                                                                                                         AMOUNT
                                                                                                         (U.S.$)
REPURCHASE AGREEMENTS- 1.23%
With BNP Paribas 2.84% 5/2/05
(dated 4/29/05, to be repurchased at $680,161,
collateralized by $100,000 U.S. Treasury
Bills due 8/11/05, market value $99,311,
$99,000 U.S. Treasury Bills due 8/18/05,
market value $98,279 and $501,000 U.S. Treasury
Bills due 8/25/05, market value $496,496)                                                               $680,000            680,000

With UBS Warburg 2.82% 5/2/05
(dated 4/29/05, to be repurchased at $571,134,
collateralized by $113,000 U.S. Treasury Notes
1.50% due 3/31/06, market value $111,295,
$100,000 U.S. Treasury Notes 2.25% due 4/30/06,
market value $100,148, $304,000
U.S. Treasury Notes 2.75% due 6/30/06, market
value $305,155 and $67,000 U.S. Treasury
Notes 2.375% due 8/15/06, market value $66,007)                                                          571,000            571,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (COST $1,251,000)                                                                             1,251,000
                                                                                                                       ============

TOTAL MARKET VALUE OF SECURITIES - 96.59%
   (COST $100,353,073)                                                                                                   98,305,100
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 3.41%                                                       3,474,176
                                                                                                                       ============
NET ASSETS APPLICABLE TO 23,978,369 SHARES OUTSTANDING - 100.00%                                                       $101,779,276
                                                                                                                       ============

oVariable rate notes. The interest rate shown is the rate as of April 30, 2005. #Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 3 in "Notes."
!Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which tiMe the stated interest rate becomes effective.
++Non-income producing security. Security is currently in default.
+Non-income producing security for the period ended April 30, 2005.
=Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes." At April 30, 2005, two securities were fair valued which represented 0.22% of the Fund's net assets.
@Illiquid security. See Note 3 in "Notes." At April 30, 2005, three securities were deemed illiquid which represented 0.46% of the Fund's net assets. oSecurity is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in the process to determine distribution of assets. The date listed is the estimate of when the proceedings will be finalized.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
CBO - Collateralized Bond Obligation
REIT - Real Estate Investment Trust

--------------------------------------------------------------------------------

NOTES

1.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Income Funds - Delaware High-Yield Opportunities Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.
S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2.  INVESTMENTS
At April 30, 2005, the cost of investments for federal income tax has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                 $100,482,235
Aggregate unrealized appreciation                1,636,496
Aggregate unrealized depreciation               (3,813,631)
                                              ------------
Net unrealized depreciation                   $ (2,177,135)
                                              ============

For federal income tax purposes, at July 31, 2004, capital loss carryforwards of $6,870,409 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $424,935 expires in 2009 and $6,445,474 expires in 2010.

3.  CREDIT AND MARKET RISK
The Fund invests in high-yield fixed-income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At April 30, 2005, Rule 144A securities represented approximately 23.39% of total net assets. Rule 144A securities comprising 0.34% of total net assets have been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities have been denoted in the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:


                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.  I have reviewed this report on Form N-Q of Delaware Group Income Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

    (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

    (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

    (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

    (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

    (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

    (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  June 29, 2005

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1.  I have reviewed this report on Form N-Q of Delaware Group Income Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

    (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

    (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

    (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

    (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

    (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

    (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  June 29, 2005

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP INCOME FUNDS


JUDE T. DRISCOLL
-------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  June 29, 2005



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
-------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  June 29, 2005


MICHAEL P. BISHOF
-------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  June 29, 2005